Schedule of Investments(a)
Invesco Active U.S. Real Estate ETF (PSR)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Apartments-9.71%
American Campus Communities, Inc.	15,151	$539,982
Apartment Investment & Management Co., Class A	14,782	573,837
AvalonBay Communities, Inc.	11,883	1,819,525
Camden Property Trust	8,565	777,788
Equity Residential	31,827	1,706,882
Essex Property Trust, Inc.	6,038	1,332,828
Mid-America Apartment Communities, Inc.	10,308	1,228,610
UDR, Inc.	26,755	968,531
		8,947,983
Data Centers-11.39%
CoreSite Realty Corp.	4,806	620,214
CyrusOne, Inc.	11,661	972,761
Digital Realty Trust, Inc.	24,028	3,857,455
Equinix, Inc.	5,706	4,481,949
QTS Realty Trust, Inc., Class A	7,853	565,023
		10,497,402
Diversified-3.56%
JBG SMITH Properties	13,592	394,304
VEREIT, Inc.	117,554	765,276
Vornado Realty Trust	18,586	641,589
Washington REIT	13,968	312,324
WP Carey, Inc.	16,388	1,169,612
		3,283,105
Free Standing-3.20%
National Retail Properties, Inc.	18,467	654,655
Realty Income Corp.	28,700	1,723,435
STORE Capital Corp.	24,273	575,028
		2,953,118
Health Care-9.88%
CareTrust REIT, Inc.	17,291	311,584
Healthcare Realty Trust, Inc.	14,085	412,691
Healthcare Trust of America, Inc., Class A	21,354	589,584
Healthpeak Properties, Inc.	50,522	1,378,745
Medical Properties Trust, Inc.	47,657	959,336
National Health Investors, Inc.	6,861	425,382
Omega Healthcare Investors, Inc.	23,078	747,266
Physicians Realty Trust	21,485	387,589
Sabra Health Care REIT, Inc.	35,228	519,261
Ventas, Inc.	34,801	1,334,966
Welltower, Inc.	38,222	2,047,170
		9,113,574
Industrial-12.60%
Americold Realty Trust	18,211	734,814
Duke Realty Corp.	34,446	1,384,385
EastGroup Properties, Inc.	3,811	505,567
First Industrial Realty Trust, Inc.	13,435	590,065
Prologis, Inc.	63,277	6,670,661
PS Business Parks, Inc.	2,406	331,908
Rexford Industrial Realty, Inc.	10,859	509,613
STAG Industrial, Inc.	17,736	578,193
Terreno Realty Corp.	5,151	312,975
		11,618,181
Infrastructure REITs-20.49%
American Tower Corp.	32,747	8,559,738
	Shares	Value
Infrastructure REITs-(continued)
Crown Castle International Corp.	38,778	$6,464,293
SBA Communications Corp., Class A	12,416	3,868,081
		18,892,112
Lodging Resorts-1.42%
Host Hotels & Resorts, Inc.	71,901	775,093
RLJ Lodging Trust	28,532	228,541
Sunstone Hotel Investors, Inc.	40,769	304,952
		1,308,586
Manufactured Homes-2.48%
Equity LifeStyle Properties, Inc.	15,188	1,037,644
Sun Communities, Inc.	8,303	1,244,869
		2,282,513
Office-6.93%
Alexandria Real Estate Equities, Inc.	9,919	1,761,118
Boston Properties, Inc.	13,541	1,206,368
Corporate Office Properties Trust	17,058	451,696
Cousins Properties, Inc.	9,972	306,340
Douglas Emmett, Inc.	17,000	495,380
Highwoods Properties, Inc.	12,854	492,822
Hudson Pacific Properties, Inc.	15,077	355,365
Kilroy Realty Corp.	9,890	576,290
Piedmont Office Realty Trust, Inc., Class A	22,160	359,214
SL Green Realty Corp.	8,253	383,764
		6,388,357
Regional Malls-1.86%
Simon Property Group, Inc.	27,529	1,716,433
Self Storage-5.02%
CubeSmart	18,250	541,477
Extra Space Storage, Inc.	10,855	1,121,756
Life Storage, Inc.	4,640	455,323
Public Storage	12,541	2,506,695
		4,625,251
Shopping Centers-3.49%
Brixmor Property Group, Inc.	41,566	478,425
Federal Realty Investment Trust	6,893	525,936
Kimco Realty Corp.	49,847	555,794
Regency Centers Corp.	17,758	728,611
Retail Properties of America, Inc., Class A	41,037	260,995
SITE Centers Corp.	41,563	304,657
Weingarten Realty Investors	21,284	363,105
		3,217,523
Single Family Homes-2.34%
American Homes 4 Rent, Class A	23,489	681,181
Invitation Homes, Inc.	49,619	1,479,639
		2,160,820
Specialty-2.64%
Gaming and Leisure Properties, Inc.	19,170	694,146
Lamar Advertising Co., Class A	9,234	606,951
Outfront Media, Inc.	12,507	180,226
VICI Properties, Inc.	44,012	955,500
		2,436,823
Timber REITs-3.00%
PotlatchDeltic Corp.	9,221	394,751
See accompanying notes which are an integral part of this schedule.

Invesco Active U.S. Real Estate ETF (PSR)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Timber REITs-(continued)
Rayonier, Inc.	13,192	$366,474
Weyerhaeuser Co.	72,073	2,004,350
		2,765,575
Total Common Stocks & Other Equity Interests (Cost $97,233,329)		92,207,356
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $97,233,329)		92,207,356
OTHER ASSETS LESS LIABILITIES-(0.01)%		(12,947)
NET ASSETS-100.00%		$92,194,409
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a) Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$11,713	$3,920,982	$(3,932,695)	$-	$-	$-	$463
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	935,723	11,727,641	(12,663,364)	-	-	-	2,028
Invesco Liquid Assets Portfolio, Institutional Class	311,908	2,610,152	(2,921,834)	-	(226)	-	824
Invesco Private Government Fund	-	2,353,861	(2,353,861)	-	-	-	6
Total	$1,259,344	$20,612,636	$(21,871,754)	$-	$(226)	$-	$3,321
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
July 31, 2020
(Unaudited)
Schedule of Investments in Affiliated Issuers- 109.51%(a)
	% of Net Assets 07/31/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/20	Value 07/31/20
Domestic Equity Funds-52.27%
Invesco Preferred ETF	2.84%	$-	$226,008	$-	$5,950	$-	$825	15,758	$231,958
Invesco RAFI™ Strategic US ETF	8.97%	596,435	568,542	(430,076)	25,268	(26,721)	11,486	27,856	733,448
Invesco RAFI™ Strategic US Small Company ETF	8.08%	319,581	397,871	(55,192)	7,449	(9,767)	3,476	30,052	659,942
Invesco Russell 1000 Dynamic Multifactor ETF	9.44%	-	761,284	-	9,761	-	-	25,330	771,045
Invesco S&P 500® Low Volatility ETF	6.05%	319,168	346,396	(148,336)	(1,751)	(20,812)	7,427	9,286	494,665
Invesco S&P 500® Pure Growth ETF	9.35%	506,192	505,542	(342,091)	105,317	(10,689)	3,593	5,539	764,271
Invesco S&P MidCap Low Volatility ETF(b)	4.02%	91,816	259,454	(8,018)	(13,542)	(1,416)	2,431	7,674	328,294
Invesco S&P SmallCap Low Volatility ETF	3.52%	-	279,913	-	7,669	-	-	8,377	287,582
Total Domestic Equity Funds		1,833,192	3,345,010	(983,713)	146,121	(69,405)	29,238		4,271,205
Fixed Income Funds-37.21%
Invesco 1-30 Laddered Treasury ETF(b)	6.04%	-	484,023	-	9,885	-	196	12,271	493,908
Invesco Corporate Income Defensive ETF	-	122,030	43,238	(165,575)	(212)	519	1,726	-	-
Invesco Corporate Income Value ETF	-	69,225	24,801	(95,294)	802	466	1,137	-	-
Invesco Emerging Markets Sovereign Debt ETF	-	159,979	126,778	(269,351)	915	(18,321)	6,742	-	-
Invesco Fundamental High Yield® Corporate Bond ETF	2.24%	-	365,598	(172,251)	1,965	(12,394)	4,836	9,668	182,918
Invesco Investment Grade Defensive ETF	7.67%	257,289	443,389	(82,378)	12,860	(3,982)	5,161	22,848	627,178
Invesco Investment Grade Value ETF	4.20%	144,080	219,106	(26,873)	10,190	(3,223)	4,466	12,066	343,280
Invesco PureBetaSM 0-5 Yr US TIPS ETF	2.49%	-	202,344	-	1,365	-	-	7,945	203,709
Invesco Senior Loan ETF	-	79,914	59,014	(132,846)	1,965	(8,047)	2,659	-	-
Invesco Taxable Municipal Bond ETF	5.13%	282,660	276,452	(149,569)	18,062	(8,795)	9,019	12,472	418,810
Invesco Variable Rate Investment Grade ETF	9.44%	574,643	601,147	(383,609)	556	(21,627)	11,788	31,249	771,110
Total Fixed Income Funds		1,689,820	2,845,890	(1,477,746)	58,353	(75,404)	47,730		3,040,913
Foreign Equity Funds-10.51%
Invesco RAFI™ Strategic Developed ex-US ETF	3.96%	338,025	335,228	(300,473)	(4,789)	(44,451)	8,268	14,693	323,540
Invesco RAFI™ Strategic Emerging Markets ETF	1.99%	89,460	106,194	(25,671)	(3,486)	(3,512)	1,825	6,912	162,985
Invesco S&P Emerging Markets Low Volatility ETF	-	50,608	41,828	(81,407)	85	(11,114)	1,577	-	-
Invesco S&P International Developed Low Volatility ETF	4.56%	243,857	260,952	(67,371)	(48,876)	(16,056)	12,032	13,526	372,506
Total Foreign Equity Funds		721,950	744,202	(474,922)	(57,066)	(75,133)	23,702		859,031
Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)	-	1,464	190,034	(191,459)	-	-	45	39	39
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $7,989,135)	99.99%	4,246,426	7,125,136	(3,127,840)	147,408	(219,942)	100,715		8,171,188
See accompanying notes which are an integral part of this schedule.

Invesco Balanced Multi-Asset Allocation ETF (PSMB)—(continued)
July 31, 2020
(Unaudited)
Schedule of Investments in Affiliated Issuers- 109.51%(a)
	% of Net Assets 07/31/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/20	Value 07/31/20
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.52%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)	-	$917,158	$6,769,761	$(7,686,919)	$-	$-	$3,624	-	$-
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(c)	-	305,719	1,851,282	(2,156,871)	(9)	(121)	1,380	-	-
Invesco Private Government Fund, 0.06%(c)(d)	7.14%	-	4,886,369	(4,302,393)	-	-	36	583,976	583,976
Invesco Private Prime Fund, 0.15%(c)(d)	2.38%	-	868,913	(674,760)	-	18	17	194,132	194,171
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $778,147)	9.52%	1,222,877	14,376,325	(14,820,943)	(9)	(103)	5,057		778,147
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $8,767,282)	109.51%	$5,469,303	$21,501,461	$(17,948,783)	$147,399	$(220,045)(e)	$105,772		$8,949,335
OTHER ASSETS LESS LIABILITIES	(9.51)%								(776,942)
NET ASSETS	100.00%								$8,172,393

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Corporate Income Defensive ETF	$521
Invesco Investment Grade Defensive ETF	222
Invesco Investment Grade Value ETF	846
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
July 31, 2020
(Unaudited)
Schedule of Investments in Affiliated Issuers- 114.79%(a)
	% of Net Assets 07/31/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/20	Value 07/31/20
Domestic Equity Funds-24.20%
Invesco Preferred ETF	6.17%	$302,057	$346,403	$(171,175)	$11,013	$(10,237)	$15,753	32,477	$478,061
Invesco RAFI™ Strategic US ETF	4.97%	268,579	323,434	(215,410)	24,247	(15,405)	5,647	14,639	385,445
Invesco Russell 1000 Dynamic Multifactor ETF	4.46%	-	339,007	-	6,487	-	-	11,350	345,494
Invesco S&P 500® Low Volatility ETF	2.52%	130,799	162,403	(93,463)	6,551	(11,322)	3,254	3,660	194,968
Invesco S&P 500® Pure Growth ETF	6.08%	230,813	274,874	(97,947)	68,186	(4,310)	1,746	3,418	471,616
Total Domestic Equity Funds		932,248	1,446,121	(577,995)	116,484	(41,274)	26,400		1,875,584
Fixed Income Funds-73.86%
Invesco 1-30 Laddered Treasury ETF(b)	3.52%	-	266,928	(675)	6,273	7	130	6,771	272,533
Invesco Corporate Income Defensive ETF	-	213,772	71,803	(286,289)	(2,249)	2,963	2,994	-	-
Invesco Corporate Income Value ETF	-	120,127	40,869	(163,214)	1,638	580	1,954	-	-
Invesco Emerging Markets Sovereign Debt ETF(b)	7.82%	227,496	398,922	(24,824)	6,288	(1,485)	12,312	21,805	606,397
Invesco Fundamental High Yield® Corporate Bond ETF(b)	7.81%	-	690,032	(81,038)	891	(4,237)	10,277	32,011	605,648
Invesco Investment Grade Defensive ETF(b)	12.73%	389,648	658,735	(79,932)	21,583	(3,783)	8,355	35,929	986,251
Invesco Investment Grade Value ETF	6.88%	219,220	315,937	(18,693)	18,304	(1,270)	7,231	18,752	533,498
Invesco PureBetaSM 0-5 Yr US TIPS ETF	4.48%	282,889	322,122	(266,769)	9,631	(1,016)	1,569	13,528	346,857
Invesco Senior Loan ETF(b)	6.15%	303,073	331,953	(142,668)	(6,067)	(9,757)	11,551	22,021	476,534
Invesco Taxable Municipal Bond ETF	8.62%	274,870	401,174	(32,374)	25,196	(792)	10,047	19,895	668,074
Invesco Variable Rate Investment Grade ETF	15.85%	784,587	864,163	(401,602)	(1,681)	(16,933)	16,930	49,786	1,228,534
Total Fixed Income Funds		2,815,682	4,362,638	(1,498,078)	79,807	(35,723)	83,350		5,724,326
Foreign Equity Funds-1.93%
Invesco RAFI™ Strategic Developed ex-US ETF(b)	0.96%	78,550	101,799	(95,715)	3,171	(13,157)	2,095	3,390	74,648
Invesco S&P International Developed Low Volatility ETF	0.97%	78,370	94,706	(79,220)	(6,855)	(12,037)	4,044	2,722	74,964
Total Foreign Equity Funds		156,920	196,505	(174,935)	(3,684)	(25,194)	6,139		149,612
Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)	-	1,785	172,190	(173,975)	-	-	40	-	-
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $7,473,054)	99.99%	3,906,635	6,177,454	(2,424,983)	192,607	(102,191)	115,929		7,749,522
See accompanying notes which are an integral part of this schedule.

Invesco Conservative Multi-Asset Allocation ETF (PSMC)—(continued)
July 31, 2020
(Unaudited)
Schedule of Investments in Affiliated Issuers- 114.79%(a)
	% of Net Assets 07/31/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/20	Value 07/31/20
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.80%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)	-	$817,399	$7,593,858	$(8,411,257)	$-	$-	$3,529	-	$-
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(c)	-	272,126	2,194,007	(2,466,029)	-	(104)	1,358	-	-
Invesco Private Government Fund, 0.06%(c)(d)	11.10%	-	4,813,088	(3,952,628)	-	-	63	860,460	860,460
Invesco Private Prime Fund, 0.15%(c)(d)	3.70%	-	896,083	(609,290)	-	27	38	286,763	286,820
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,147,280)	14.80%	1,089,525	15,497,036	(15,439,204)	-	(77)	4,988		1,147,280
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $8,620,334)	114.79%	$4,996,160	$21,674,490	$(17,864,187)	$192,607	$(102,268)(e)	$120,917		$8,896,802
OTHER ASSETS LESS LIABILITIES	(14.79)%								(1,146,494)
NET ASSETS	100.00%								$7,750,308

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Corporate Income Defensive ETF	$901
Invesco Investment Grade Defensive ETF	332
Invesco Investment Grade Value ETF	1,270
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Growth Multi-Asset Allocation ETF (PSMG)
July 31, 2020
(Unaudited)
Schedule of Investments in Affiliated Issuers- 112.15%(a)
	% of Net Assets 07/31/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/20	Value 07/31/20
Domestic Equity Funds-64.37%
Invesco RAFI™ Strategic US ETF	11.48%	$729,711	$999,366	$(1,113,800)	$(12,060)	$42,210	$16,684	24,513	$645,427
Invesco RAFI™ Strategic US Small Company ETF	10.11%	363,625	609,151	(418,937)	4,210	10,078	4,849	25,871	568,127
Invesco Russell 1000 Dynamic Multifactor ETF	12.43%	-	685,610	-	13,079	-	-	22,953	698,689
Invesco S&P 500® Low Volatility ETF	8.08%	421,930	625,158	(562,232)	(84,626)	53,950	9,651	8,526	454,180
Invesco S&P 500® Pure Growth ETF	11.70%	667,177	921,034	(1,065,369)	84,635	50,550	6,019	4,769	658,027
Invesco S&P MidCap Low Volatility ETF(b)	5.03%	97,150	304,063	(103,936)	(25,207)	10,578	3,093	6,607	282,648
Invesco S&P SmallCap Low Volatility ETF	5.54%	146,684	362,513	(151,190)	(57,559)	10,822	5,501	9,067	311,270
Total Domestic Equity Funds		2,426,277	4,506,895	(3,415,464)	(77,528)	178,188	45,797		3,618,368
Fixed Income Funds-20.02%
Invesco 1-30 Laddered Treasury ETF(b)	2.02%	-	110,784	-	2,600	-	54	2,817	113,384
Invesco Emerging Markets Sovereign Debt ETF	-	78,387	120,530	(190,678)	(3,968)	(4,271)	3,327	-	-
Invesco Investment Grade Defensive ETF(b)	6.49%	176,715	429,181	(245,458)	3,831	349	3,752	13,283	364,618
Invesco Investment Grade Value ETF(b)	3.50%	98,627	218,860	(122,965)	1,433	1,063	3,554	6,925	197,018
Invesco PureBetaSM 0-5 Yr US TIPS ETF	2.00%	-	111,369	-	857	-	-	4,377	112,226
Invesco Taxable Municipal Bond ETF	4.02%	197,840	294,856	(265,195)	(736)	(536)	6,334	6,737	226,229
Invesco Variable Rate Investment Grade ETF	1.99%	323,422	503,838	(701,501)	1,746	(15,697)	6,707	4,531	111,808
Total Fixed Income Funds		874,991	1,789,418	(1,525,797)	5,763	(19,092)	23,728		1,125,283
Foreign Equity Funds-15.60%
Invesco RAFI™ Strategic Developed ex-US ETF	5.51%	499,175	726,953	(869,482)	(17,808)	(29,061)	14,345	14,068	309,777
Invesco RAFI™ Strategic Emerging Markets ETF	2.00%	154,229	237,759	(275,293)	5,303	(9,757)	3,143	4,760	112,241
Invesco S&P Emerging Markets Low Volatility ETF	1.48%	87,246	131,785	(122,903)	(7,053)	(5,713)	3,131	4,166	83,362
Invesco S&P International Developed Low Volatility ETF	6.61%	357,558	544,729	(434,772)	(102,992)	6,661	27,591	13,478	371,184
Total Foreign Equity Funds		1,098,208	1,641,226	(1,702,450)	(122,550)	(37,870)	48,210		876,564
Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)	-	1,261	183,770	(184,956)	-	-	42	75	75
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $5,668,422)	99.99%	4,400,737	8,121,309	(6,828,667)	(194,315)	121,226	117,777		5,620,290
See accompanying notes which are an integral part of this schedule.

Invesco Growth Multi-Asset Allocation ETF (PSMG)—(continued)
July 31, 2020
(Unaudited)
Schedule of Investments in Affiliated Issuers- 112.15%(a)
	% of Net Assets 07/31/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/20	Value 07/31/20
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.16%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)	-	$726,652	$6,247,865	$(6,974,517)	$-	$-	$3,938	-	$-
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(c)	-	241,033	1,703,219	(1,944,133)	-	(119)	1,510	-	-
Invesco Private Government Fund, 0.06%(c)(d)	9.12%	-	4,751,633	(4,239,060)	-	-	25	512,573	512,573
Invesco Private Prime Fund, 0.15%(c)(d)	3.04%	-	1,019,663	(848,805)	-	-	11	170,824	170,858
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $683,431)	12.16%	967,685	13,722,380	(14,006,515)	-	(119)	5,484		683,431
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $6,351,853)	112.15%	$5,368,422	$21,843,689	$(20,835,182)	$(194,315)	$121,107(e)	$123,261		$6,303,721
OTHER ASSETS LESS LIABILITIES	(12.15)%								(682,889)
NET ASSETS	100.00%								$5,620,832

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$306
Invesco Investment Grade Value ETF	1,163
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
July 31, 2020
(Unaudited)
Schedule of Investments in Affiliated Issuers- 111.36%(a)
	% of Net Assets 07/31/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/20	Value 07/31/20
Domestic Equity Funds-38.38%
Invesco Preferred ETF	4.05%	$316,662	$246,201	$(287,816)	$(10,289)	$9,461	$13,964	18,629	$274,219
Invesco RAFI™ Strategic US ETF	5.97%	542,907	417,634	(592,778)	15,064	21,786	9,297	15,367	404,613
Invesco RAFI™ Strategic US Small Company ETF	4.64%	208,100	237,799	(145,859)	8,415	5,551	2,076	14,299	314,006
Invesco Russell 1000 Dynamic Multifactor ETF	6.45%	-	425,723	-	10,817	-	-	14,341	436,540
Invesco S&P 500® Low Volatility ETF	3.63%	289,059	237,774	(277,801)	(25,248)	21,791	6,017	4,610	245,575
Invesco S&P 500® Pure Growth ETF	7.92%	500,710	404,070	(488,365)	82,994	36,781	3,368	3,886	536,190
Invesco S&P MidCap Low Volatility ETF	3.01%	125,106	164,911	(73,263)	(21,455)	8,462	2,984	4,763	203,761
Invesco S&P SmallCap Low Volatility ETF	2.71%	-	177,303	(404)	6,693	5	-	5,348	183,597
Total Domestic Equity Funds		1,982,544	2,311,415	(1,866,286)	66,991	103,837	37,706		2,598,501
Fixed Income Funds-56.00%
Invesco 1-30 Laddered Treasury ETF(b)	5.03%	-	332,582	-	8,014	-	163	8,462	340,596
Invesco Corporate Income Defensive ETF	-	243,853	127,148	(372,283)	(3,140)	4,422	4,742	-	-
Invesco Corporate Income Value ETF	-	136,588	71,423	(211,836)	1,199	2,626	3,032	-	-
Invesco Emerging Markets Sovereign Debt ETF(b)	4.27%	318,005	260,769	(284,009)	(17,157)	11,727	13,544	10,404	289,335
Invesco Fundamental High Yield® Corporate Bond ETF	3.76%	-	647,452	(380,174)	(286)	(12,404)	7,135	13,456	254,588
Invesco Investment Grade Defensive ETF(b)	11.45%	406,532	644,493	(289,818)	9,968	3,958	7,979	28,238	775,133
Invesco Investment Grade Value ETF(b)	6.19%	231,806	315,820	(141,994)	8,560	5,135	7,353	14,739	419,327
Invesco PureBetaSM 0-5 Yr US TIPS ETF	3.98%	310,802	261,433	(309,823)	4,151	3,143	2,352	10,519	269,706
Invesco Senior Loan ETF	1.79%	238,285	163,417	(271,424)	693	(9,938)	8,023	5,593	121,033
Invesco Taxable Municipal Bond ETF	7.63%	401,345	345,644	(250,500)	10,598	9,373	12,235	15,380	516,460
Invesco Variable Rate Investment Grade ETF	11.90%	693,407	601,784	(475,124)	(4,127)	(9,913)	14,051	32,664	806,027
Total Fixed Income Funds		2,980,623	3,771,965	(2,986,985)	18,473	8,129	80,609		3,792,205
Foreign Equity Funds-5.61%
Invesco RAFI™ Strategic Developed ex-US ETF	2.70%	276,875	223,963	(299,195)	(8,089)	(10,700)	5,959	8,304	182,854
Invesco S&P International Developed Low Volatility ETF	2.91%	276,180	219,555	(248,309)	(40,433)	(10,247)	15,864	7,144	196,746
Total Foreign Equity Funds		553,055	443,518	(547,504)	(48,522)	(20,947)	21,823		379,600
Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)	-	1,103	246,018	(246,961)	-	-	56	160	160
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $6,549,411)	99.99%	5,517,325	6,772,916	(5,647,736)	36,942	91,019	140,194		6,770,466
See accompanying notes which are an integral part of this schedule.

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)—(continued)
July 31, 2020
(Unaudited)
Schedule of Investments in Affiliated Issuers- 111.36%(a)
	% of Net Assets 07/31/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/20	Value 07/31/20
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.37%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)	-	$786,816	$8,696,441	$(9,483,257)	$-	$-	$5,356	-	$-
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(c)	-	262,272	2,697,499	(2,959,737)	-	(34)	2,062	-	-
Invesco Private Government Fund, 0.06%(c)(d)	8.53%	-	3,913,979	(3,336,216)	-	-	36	577,763	577,763
Invesco Private Prime Fund, 0.15%(c)(d)	2.84%	-	819,872	(627,291)	-	7	19	192,549	192,588
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $770,351)	11.37%	1,049,088	16,127,791	(16,406,501)	-	(27)	7,473		770,351
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $7,319,762)	111.36%	$6,566,413	$22,900,707	$(22,054,237)	$36,942	$90,992(e)	$147,667		$7,540,817
OTHER ASSETS LESS LIABILITIES	(11.36)%								(769,486)
NET ASSETS	100.00%								$6,771,331

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Corporate Income Defensive ETF	$1,551
Invesco Investment Grade Defensive ETF	522
Invesco Investment Grade Value ETF	2,025
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Downside Hedged ETF (PHDG)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-61.78%
Communication Services-6.71%
Activision Blizzard, Inc.	1,485	$122,706
Alphabet, Inc., Class A(b)	581	864,499
Alphabet, Inc., Class C(b)	568	842,321
AT&T, Inc.	13,895	411,014
CenturyLink, Inc.	1,904	18,374
Charter Communications, Inc., Class A(b)	286	165,880
Comcast Corp., Class A	8,750	374,500
Discovery, Inc., Class A(b)(c)	313	6,604
Discovery, Inc., Class C(b)	640	12,128
DISH Network Corp., Class A(b)	483	15,509
Electronic Arts, Inc.(b)	576	81,573
Facebook, Inc., Class A(b)	4,656	1,181,088
Fox Corp., Class A	687	17,704
Fox Corp., Class B	317	8,169
Interpublic Group of Cos., Inc. (The)	744	13,429
Live Nation Entertainment, Inc.(b)	269	12,592
Netflix, Inc.(b)	846	413,592
News Corp., Class A	745	9,476
News Corp., Class B	219	2,794
Omnicom Group, Inc.	424	22,782
Take-Two Interactive Software, Inc.(b)	216	35,428
T-Mobile US, Inc.(b)	1,071	115,004
Twitter, Inc.(b)	1,487	54,127
Verizon Communications, Inc.	7,994	459,495
ViacomCBS, Inc., Class B	1,051	27,400
Walt Disney Co. (The)	3,489	408,004
		5,696,192
Consumer Discretionary-6.92%
Advance Auto Parts, Inc.	150	22,521
Amazon.com, Inc.(b)	809	2,560,226
Aptiv PLC	482	37,476
AutoZone, Inc.(b)	49	59,164
Best Buy Co., Inc.	430	42,824
Booking Holdings, Inc.(b)	83	137,957
BorgWarner, Inc.	415	15,189
CarMax, Inc.(b)	319	30,933
Carnival Corp.	898	12,464
Chipotle Mexican Grill, Inc.(b)	52	60,068
D.R. Horton, Inc.	640	42,342
Darden Restaurants, Inc.	219	16,622
Dollar General Corp.	481	91,582
Dollar Tree, Inc.(b)	469	43,781
Domino’s Pizza, Inc.	88	34,022
eBay, Inc.	1,321	73,025
Expedia Group, Inc.	267	21,630
Ford Motor Co.	7,523	49,727
Gap, Inc. (The)	419	5,602
Garmin Ltd.	269	26,521
General Motors Co.	2,433	60,557
Genuine Parts Co.	270	24,341
H&R Block, Inc.	374	5,423
Hanesbrands, Inc.	691	9,764
Hasbro, Inc.	257	18,699
Hilton Worldwide Holdings, Inc.	535	40,152
Home Depot, Inc. (The)	2,103	558,325
Kohl’s Corp.	311	5,921
L Brands, Inc.	432	10,545
Las Vegas Sands Corp.	641	27,973
Leggett & Platt, Inc.	261	10,463
Lennar Corp., Class A	533	38,563
LKQ Corp.(b)	585	16,491
	Shares	Value
Consumer Discretionary-(continued)
Lowe’s Cos., Inc.	1,483	$220,834
Marriott International, Inc., Class A	529	44,343
McDonald’s Corp.	1,439	279,569
MGM Resorts International	1,001	16,106
Mohawk Industries, Inc.(b)	111	8,863
Newell Brands, Inc.	738	12,103
NIKE, Inc., Class B	2,392	233,483
Norwegian Cruise Line Holdings Ltd.(b)(c)	419	5,715
NVR, Inc.(b)	6	23,581
O’Reilly Automotive, Inc.(b)	154	73,517
PulteGroup, Inc.	481	20,972
PVH Corp.	152	7,396
Ralph Lauren Corp.	101	7,201
Ross Stores, Inc.	691	61,962
Royal Caribbean Cruises Ltd.	323	15,733
Starbucks Corp.	2,279	174,412
Tapestry, Inc.	530	7,081
Target Corp.	962	121,097
Tiffany & Co.	211	26,451
TJX Cos., Inc. (The)	2,335	121,397
Tractor Supply Co.	218	31,117
Ulta Beauty, Inc.(b)	109	21,036
Under Armour, Inc., Class A(b)	369	3,882
Under Armour, Inc., Class C(b)	374	3,549
VF Corp.	635	38,329
Whirlpool Corp.	113	18,433
Wynn Resorts Ltd.	167	12,096
Yum! Brands, Inc.	582	52,991
		5,874,142
Consumer Staples-4.34%
Altria Group, Inc.	3,604	148,305
Archer-Daniels-Midland Co.	1,065	45,614
Brown-Forman Corp., Class B	363	25,170
Campbell Soup Co.	323	16,011
Church & Dwight Co., Inc.	476	45,853
Clorox Co. (The)	246	58,181
Coca-Cola Co. (The)	7,428	350,899
Colgate-Palmolive Co.	1,646	127,071
Conagra Brands, Inc.	947	35,465
Constellation Brands, Inc., Class A	322	57,380
Costco Wholesale Corp.	850	276,700
Coty, Inc., Class A	580	2,152
Estee Lauder Cos., Inc. (The), Class A	427	84,350
General Mills, Inc.	1,167	73,836
Hershey Co. (The)	272	39,551
Hormel Foods Corp.	531	27,007
JM Smucker Co. (The)	217	23,729
Kellogg Co.	477	32,908
Kimberly-Clark Corp.	644	97,914
Kraft Heinz Co. (The)	1,212	41,669
Kroger Co. (The)	1,540	53,577
Lamb Weston Holdings, Inc.	270	16,222
McCormick & Co., Inc.	220	42,878
Molson Coors Beverage Co., Class B	369	13,845
Mondelez International, Inc., Class A	2,764	153,374
Monster Beverage Corp.(b)	739	57,997
PepsiCo, Inc.	2,698	371,407
Philip Morris International, Inc.	3,014	231,505
Procter & Gamble Co. (The)	4,819	631,867
Sysco Corp.	894	47,248
Tyson Foods, Inc., Class A	579	35,579
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	1,436	$58,460
Walmart, Inc.	2,749	355,721
		3,679,445
Energy-1.57%
Apache Corp.	736	11,298
Baker Hughes Co., Class A	1,264	19,579
Cabot Oil & Gas Corp.	792	14,810
Chevron Corp.	3,654	306,717
Concho Resources, Inc.	376	19,755
ConocoPhillips	2,119	79,229
Devon Energy Corp.	743	7,794
Diamondback Energy, Inc.	316	12,596
EOG Resources, Inc.	1,117	52,331
Exxon Mobil Corp.	8,163	343,499
Halliburton Co.	1,697	24,318
Hess Corp.	521	25,638
HollyFrontier Corp.	272	7,480
Kinder Morgan, Inc.	3,762	53,044
Marathon Oil Corp.	1,540	8,455
Marathon Petroleum Corp.	1,263	48,247
National Oilwell Varco, Inc.	742	8,540
Noble Energy, Inc.	909	9,081
Occidental Petroleum Corp.	1,740	27,388
Occidental Petroleum Corp., Wts., expiring August 3, 2027(b)	163	913
ONEOK, Inc.	794	22,161
Phillips 66	852	52,841
Pioneer Natural Resources Co.	320	31,014
Schlumberger Ltd.	2,657	48,198
TechnipFMC PLC (United Kingdom)	801	6,432
Valero Energy Corp.	792	44,534
Williams Cos., Inc. (The)	2,335	44,669
		1,330,561
Financials-6.13%
Aflac, Inc.	1,426	50,723
Allstate Corp. (The)	633	59,749
American Express Co.	1,279	119,356
American International Group, Inc.	1,690	54,317
Ameriprise Financial, Inc.	256	39,329
Aon PLC, Class A	432	88,655
Arthur J. Gallagher & Co.	368	39,556
Assurant, Inc.	112	12,037
Bank of America Corp.	15,225	378,798
Bank of New York Mellon Corp. (The)	1,634	58,579
Berkshire Hathaway, Inc., Class B(b)	3,766	737,307
BlackRock, Inc.	303	174,228
Capital One Financial Corp.	898	57,292
Cboe Global Markets, Inc.	214	18,768
Charles Schwab Corp. (The)	2,217	73,494
Chubb Ltd.	892	113,498
Cincinnati Financial Corp.	273	21,275
Citigroup, Inc.	4,084	204,241
Citizens Financial Group, Inc.	843	20,915
CME Group, Inc., Class A	688	114,332
Comerica, Inc.	269	10,362
Discover Financial Services	591	29,213
E*TRADE Financial Corp.	428	21,730
Everest Re Group Ltd.	66	14,440
Fifth Third Bancorp	1,375	27,307
First Republic Bank	299	33,631
Franklin Resources, Inc.	532	11,199
	Shares	Value
Financials-(continued)
Globe Life, Inc.	205	$16,318
Goldman Sachs Group, Inc. (The)	620	122,735
Hartford Financial Services Group, Inc. (The)	690	29,201
Huntington Bancshares, Inc.	2,007	18,605
Intercontinental Exchange, Inc.	1,066	103,167
Invesco Ltd.(d)	460	4,618
JPMorgan Chase & Co.	5,927	572,785
KeyCorp	1,905	22,879
Lincoln National Corp.	374	13,939
Loews Corp.	482	17,550
M&T Bank Corp.	262	27,759
MarketAxess Holdings, Inc.	65	33,585
Marsh & McLennan Cos., Inc.	962	112,169
MetLife, Inc.	1,492	56,472
Moody’s Corp.	317	89,172
Morgan Stanley	2,234	109,198
MSCI, Inc.	161	60,533
Nasdaq, Inc.	218	28,626
Northern Trust Corp.	418	32,750
People’s United Financial, Inc.	852	9,193
PNC Financial Services Group, Inc. (The)	846	90,243
Principal Financial Group, Inc.	485	20,579
Progressive Corp. (The)	1,120	101,181
Prudential Financial, Inc.	789	49,999
Raymond James Financial, Inc.	220	15,286
Regions Financial Corp.	1,857	20,167
S&P Global, Inc.	475	166,369
State Street Corp.	693	44,206
SVB Financial Group(b)	103	23,100
Synchrony Financial	1,068	23,635
T. Rowe Price Group, Inc.	468	64,631
Travelers Cos., Inc. (The)	485	55,494
Truist Financial Corp.	2,593	97,134
U.S. Bancorp	2,604	95,931
Unum Group	379	6,530
W.R. Berkley Corp.	270	16,672
Wells Fargo & Co.	7,331	177,850
Willis Towers Watson PLC	258	54,183
Zions Bancorporation N.A.	322	10,455
		5,199,230
Health Care-9.04%
Abbott Laboratories	3,436	345,799
AbbVie, Inc.	3,397	322,409
ABIOMED, Inc.(b)	99	29,694
Agilent Technologies, Inc.	588	56,642
Alexion Pharmaceuticals, Inc.(b)	427	43,763
Align Technology, Inc.(b)	150	44,073
AmerisourceBergen Corp.	309	30,959
Amgen, Inc.	1,157	283,083
Anthem, Inc.	480	131,424
Baxter International, Inc.	1,000	86,380
Becton, Dickinson and Co.	578	162,615
Biogen, Inc.(b)	323	88,725
Bio-Rad Laboratories, Inc., Class A(b)	48	25,195
Boston Scientific Corp.(b)	2,698	104,062
Bristol-Myers Squibb Co.	4,439	260,392
Cardinal Health, Inc.	577	31,516
Centene Corp.(b)	1,119	73,015
Cerner Corp.	627	43,545
Cigna Corp.	734	126,754
Cooper Cos., Inc. (The)	101	28,576
CVS Health Corp.	2,498	157,224

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Danaher Corp.	1,214	$247,413
DaVita, Inc.(b)	166	14,507
DENTSPLY SIRONA, Inc.	427	19,044
DexCom, Inc.(b)	169	73,606
Edwards Lifesciences Corp.(b)	1,229	96,366
Eli Lilly and Co.	1,638	246,175
Gilead Sciences, Inc.	2,439	169,584
HCA Healthcare, Inc.	522	66,106
Henry Schein, Inc.(b)	270	18,557
Hologic, Inc.(b)	526	36,704
Humana, Inc.	262	102,822
IDEXX Laboratories, Inc.(b)	162	64,435
Illumina, Inc.(b)	300	114,648
Incyte Corp.(b)	362	35,751
Intuitive Surgical, Inc.(b)	219	150,111
IQVIA Holdings, Inc.(b)	362	57,337
Johnson & Johnson	5,085	741,190
Laboratory Corp. of America Holdings(b)	167	32,218
McKesson Corp.	316	47,451
Medtronic PLC	2,593	250,173
Merck & Co., Inc.	4,923	395,022
Mettler-Toledo International, Inc.(b)	51	47,685
Mylan N.V.(b)	1,002	16,142
PerkinElmer, Inc.	214	25,447
Perrigo Co. PLC	264	13,997
Pfizer, Inc.	10,661	410,235
Quest Diagnostics, Inc.	264	33,546
Regeneron Pharmaceuticals, Inc.(b)	202	127,678
ResMed, Inc.	270	54,678
STERIS PLC	161	25,700
Stryker Corp.	631	121,972
Teleflex, Inc.	100	37,310
Thermo Fisher Scientific, Inc.	761	315,016
UnitedHealth Group, Inc.	1,837	556,207
Universal Health Services, Inc., Class B	159	17,474
Varian Medical Systems, Inc.(b)	166	23,692
Vertex Pharmaceuticals, Inc.(b)	489	133,008
Waters Corp.(b)	113	24,086
West Pharmaceutical Services, Inc.	153	41,137
Zimmer Biomet Holdings, Inc.	379	51,112
Zoetis, Inc.	909	137,877
		7,669,064
Industrials-4.90%
3M Co.	1,111	167,172
A.O. Smith Corp.	265	12,757
Alaska Air Group, Inc.	220	7,577
Allegion PLC	166	16,510
American Airlines Group, Inc.(c)	746	8,296
AMETEK, Inc.	430	40,098
Boeing Co. (The)	1,015	160,370
C.H. Robinson Worldwide, Inc.	265	24,836
Carrier Global Corp.	1,545	42,086
Caterpillar, Inc.	1,063	141,251
Cintas Corp.	160	48,299
Copart, Inc.(b)	415	38,699
CSX Corp.	1,488	106,154
Cummins, Inc.	273	52,760
Deere & Co.	591	104,199
Delta Air Lines, Inc.	1,111	27,742
Dover Corp.	270	27,791
Eaton Corp. PLC	794	73,945
Emerson Electric Co.	1,169	72,490
	Shares	Value
Industrials-(continued)
Equifax, Inc.	218	$35,438
Expeditors International of Washington, Inc.	322	27,212
Fastenal Co.	1,109	52,167
FedEx Corp.	473	79,653
Flowserve Corp.	261	7,274
Fortive Corp.	580	40,710
Fortune Brands Home & Security, Inc.	267	20,426
General Dynamics Corp.	432	63,392
General Electric Co.	16,853	102,298
Honeywell International, Inc.	1,380	206,131
Howmet Aerospace, Inc.	744	10,996
Huntington Ingalls Industries, Inc.	97	16,850
IDEX Corp.	154	25,382
IHS Markit Ltd.	788	63,615
Illinois Tool Works, Inc.	577	106,739
Ingersoll Rand, Inc.(b)	682	21,544
J.B. Hunt Transport Services, Inc.	161	20,833
Jacobs Engineering Group, Inc.	265	22,618
Johnson Controls International PLC	1,486	57,181
Kansas City Southern	204	35,057
L3Harris Technologies, Inc.	427	71,877
Lockheed Martin Corp.	478	181,148
Masco Corp.	535	30,581
Nielsen Holdings PLC	688	9,928
Norfolk Southern Corp.	485	93,222
Northrop Grumman Corp.	311	101,078
Old Dominion Freight Line, Inc.	203	37,112
Otis Worldwide Corp.	792	49,690
PACCAR, Inc.	682	58,025
Parker-Hannifin Corp.	258	46,161
Pentair PLC	323	13,841
Quanta Services, Inc.	270	10,792
Raytheon Technologies Corp.	2,817	159,668
Republic Services, Inc.	417	36,383
Robert Half International, Inc.	219	11,141
Rockwell Automation, Inc.	218	47,555
Rollins, Inc.	268	14,043
Roper Technologies, Inc.	207	89,517
Snap-on, Inc.	106	15,462
Southwest Airlines Co.	1,008	31,137
Stanley Black & Decker, Inc.	309	47,376
Teledyne Technologies, Inc.(b)	70	21,469
Textron, Inc.	430	15,024
Trane Technologies PLC	472	52,803
TransDigm Group, Inc.	101	43,590
Union Pacific Corp.	1,332	230,902
United Airlines Holdings, Inc.(b)	424	13,305
United Parcel Service, Inc., Class B	1,333	190,299
United Rentals, Inc.(b)	153	23,772
Verisk Analytics, Inc.	318	60,010
W.W. Grainger, Inc.	97	33,128
Wabtec Corp.	363	22,575
Waste Management, Inc.	747	81,871
Xylem, Inc.	326	23,791
		4,156,824
Information Technology-16.98%
Accenture PLC, Class A	1,222	274,681
Adobe, Inc.(b)	942	418,549
Advanced Micro Devices, Inc.(b)	2,270	175,766
Akamai Technologies, Inc.(b)	316	35,531
Amphenol Corp., Class A	581	61,447
Analog Devices, Inc.	733	84,185

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
ANSYS, Inc.(b)	162	$50,317
Apple, Inc.	7,890	3,353,566
Applied Materials, Inc.	1,795	115,472
Arista Networks, Inc.(b)	106	27,536
Autodesk, Inc.(b)	426	100,719
Automatic Data Processing, Inc.	842	111,910
Broadcom, Inc.	759	240,413
Broadridge Financial Solutions, Inc.	218	29,286
Cadence Design Systems, Inc.(b)	534	58,339
CDW Corp.	270	31,387
Cisco Systems, Inc.	8,170	384,807
Citrix Systems, Inc.	218	31,122
Cognizant Technology Solutions Corp., Class A	1,058	72,283
Corning, Inc.	1,486	46,066
DXC Technology Co.	483	8,651
F5 Networks, Inc.(b)	112	15,221
Fidelity National Information Services, Inc.	1,210	177,035
Fiserv, Inc.(b)	1,109	110,667
FleetCor Technologies, Inc.(b)	163	42,147
FLIR Systems, Inc.	264	10,998
Fortinet, Inc.(b)	270	37,341
Gartner, Inc.(b)	166	20,690
Global Payments, Inc.	582	103,608
Hewlett Packard Enterprise Co.	2,495	24,626
HP, Inc.	2,861	50,296
Intel Corp.	8,256	394,059
International Business Machines Corp.	1,699	208,875
Intuit, Inc.	493	151,040
IPG Photonics Corp.(b)	60	10,741
Jack Henry & Associates, Inc.	155	27,636
Juniper Networks, Inc.	640	16,243
Keysight Technologies, Inc.(b)	369	36,859
KLA Corp.	312	62,347
Lam Research Corp.	270	101,833
Leidos Holdings, Inc.	263	25,027
Mastercard, Inc., Class A	1,701	524,810
Maxim Integrated Products, Inc.	528	35,952
Microchip Technology, Inc.	472	48,017
Micron Technology, Inc.(b)	2,127	106,467
Microsoft Corp.	14,685	3,010,572
Motorola Solutions, Inc.	323	45,155
NetApp, Inc.	430	19,049
NortonLifeLock, Inc.	1,109	23,788
NVIDIA Corp.	1,183	502,290
Oracle Corp.	4,082	226,347
Paychex, Inc.	628	45,166
Paycom Software, Inc.(b)	101	28,721
PayPal Holdings, Inc.(b)	2,272	445,471
Qorvo, Inc.(b)	219	28,065
QUALCOMM, Inc.	2,181	230,335
salesforce.com, inc.(b)	1,735	338,065
Seagate Technology PLC	431	19,490
ServiceNow, Inc.(b)	367	161,186
Skyworks Solutions, Inc.	322	46,877
Synopsys, Inc.(b)	309	61,559
TE Connectivity Ltd.	639	56,916
Texas Instruments, Inc.	1,802	229,845
Tyler Technologies, Inc.(b)	91	32,510
VeriSign, Inc.(b)	206	43,606
Visa, Inc., Class A	3,285	625,464
Western Digital Corp.	582	25,084
Western Union Co. (The)	800	19,424
	Shares	Value
Information Technology-(continued)
Xerox Holdings Corp.	367	$6,111
Xilinx, Inc.	478	51,313
Zebra Technologies Corp., Class A(b)	105	29,479
		14,406,456
Materials-1.58%
Air Products and Chemicals, Inc.	426	122,104
Albemarle Corp.	209	17,234
Amcor PLC	3,126	32,198
Avery Dennison Corp.	160	18,134
Ball Corp.	635	46,755
Celanese Corp.	218	21,190
CF Industries Holdings, Inc.	423	13,253
Corteva, Inc.	1,435	40,984
Dow, Inc.	1,431	58,757
DuPont de Nemours, Inc.	1,431	76,530
Eastman Chemical Co.	264	19,702
Ecolab, Inc.	478	89,424
FMC Corp.	259	27,467
Freeport-McMoRan, Inc.	2,806	36,254
International Flavors & Fragrances, Inc.(c)	210	26,449
International Paper Co.	746	25,953
Linde PLC (United Kingdom)	1,023	250,748
LyondellBasell Industries N.V., Class A	483	30,197
Martin Marietta Materials, Inc.	112	23,204
Mosaic Co. (The)	685	9,227
Newmont Corp.	1,588	109,890
Nucor Corp.	582	24,415
Packaging Corp. of America	167	16,052
PPG Industries, Inc.	469	50,488
Sealed Air Corp.	311	11,096
Sherwin-Williams Co. (The)	158	102,371
Vulcan Materials Co.	262	30,764
Westrock Co.	484	13,000
		1,343,840
Real Estate-1.70%
Alexandria Real Estate Equities, Inc.	255	45,275
American Tower Corp.	851	222,443
Apartment Investment & Management Co., Class A	272	10,559
AvalonBay Communities, Inc.	267	40,883
Boston Properties, Inc.	270	24,054
CBRE Group, Inc., Class A(b)	640	28,038
Crown Castle International Corp.	797	132,860
Digital Realty Trust, Inc.	492	78,986
Duke Realty Corp.	697	28,012
Equinix, Inc.	166	130,390
Equity Residential	685	36,737
Essex Property Trust, Inc.	112	24,723
Extra Space Storage, Inc.	259	26,765
Federal Realty Investment Trust	114	8,698
Healthpeak Properties, Inc.	954	26,035
Host Hotels & Resorts, Inc.	1,380	14,876
Iron Mountain, Inc.(c)	538	15,166
Kimco Realty Corp.	803	8,953
Mid-America Apartment Communities, Inc.	217	25,864
Prologis, Inc.	1,428	150,540
Public Storage	280	55,966
Realty Income Corp.	680	40,834
Regency Centers Corp.	322	13,212
SBA Communications Corp., Class A	216	67,293
Simon Property Group, Inc.	585	36,475

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
SL Green Realty Corp.	158	$7,347
UDR, Inc.	577	20,887
Ventas, Inc.	733	28,118
Vornado Realty Trust	313	10,805
Welltower, Inc.	792	42,420
Weyerhaeuser Co.	1,435	39,907
		1,443,121
Utilities-1.91%
AES Corp. (The)	1,276	19,433
Alliant Energy Corp.	473	25,471
Ameren Corp.	477	38,274
American Electric Power Co., Inc.	953	82,797
American Water Works Co., Inc.	362	53,312
Atmos Energy Corp.	219	23,212
CenterPoint Energy, Inc.	959	18,231
CMS Energy Corp.	535	34,336
Consolidated Edison, Inc.	637	48,941
Dominion Energy, Inc.	1,591	128,919
DTE Energy Co.	371	42,899
Duke Energy Corp.	1,386	117,450
Edison International	688	38,301
Entergy Corp.	374	39,319
Evergy, Inc.	430	27,877
Eversource Energy	633	57,014
Exelon Corp.	1,899	73,320
FirstEnergy Corp.	1,051	30,479
NextEra Energy, Inc.	948	266,104
NiSource, Inc.	734	17,946
NRG Energy, Inc.	478	16,161
Pinnacle West Capital Corp.	215	17,862
PPL Corp.	1,485	39,531
Public Service Enterprise Group, Inc.	998	55,828
	Shares	Value
Utilities-(continued)
Sempra Energy	535	$66,586
Southern Co. (The)	2,017	110,148
WEC Energy Group, Inc.	591	56,299
Xcel Energy, Inc.	1,008	69,592
		1,615,642
Total Common Stocks & Other Equity Interests (Cost $48,174,851)		52,414,517
Money Market Funds-29.42%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $24,957,412)	24,957,412	24,957,412
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-91.20% (Cost $73,132,263)		77,371,929
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.06%
Invesco Private Government Fund, 0.06%(d)(e)(f)	37,517	37,517
Invesco Private Prime Fund, 0.15%(d)(e)(f)	12,270	12,272
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,789)		49,789
TOTAL INVESTMENTS IN SECURITIES-91.26% (Cost $73,182,052)		77,421,718
OTHER ASSETS LESS LIABILITIES-8.74%		7,419,285
NET ASSETS-100.00%		$84,841,003

Investment Abbreviations:
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Invesco Ltd.	$7,737	$-	$-	$(3,119)	$-	$4,618	$357
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	1,833,025	113,881,893	(90,757,506)	-	-	24,957,412	20,534
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	9,056	348,207	(357,263)	-	-	-	114
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2020
(Unaudited)
	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Invesco Liquid Assets Portfolio, Institutional Class	$3,106	$69,316	$(72,414)	$-	$(8)	$-	$44
Invesco Private Government Fund	-	295,562	(258,045)	-	-	37,517	3
Invesco Private Prime Fund	-	33,825	(21,554)	-	1	12,272	2
Total	$1,852,924	$114,628,803	$(91,466,782)	$(3,119)	$(7)	$25,011,819	$21,054

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index (VIX) Futures	46	August-2020	$1,233,950	$(155,256)	$(155,256)
CBOE Volatility Index (VIX) Futures	29	November-2020	870,725	1,785	1,785
S&P 500 E-Mini Futures	181	September-2020	29,534,675	1,050,267	1,050,267
S&P 500 Micro E-Mini Futures	48	September-2020	783,240	9,047	9,047
Total Futures Contracts				$905,843	$905,843

(a)	Futures contracts collateralized by $5,938,691 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Total Return Bond ETF (GTO)
July 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-46.31%
Advertising-0.60%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$730,000	$885,378
Lamar Media Corp.
3.75%, 02/15/2028(b)	703,000	711,348
4.00%, 02/15/2030(b)	152,000	153,900
MDC Partners, Inc., 6.50%, 05/01/2024(b)	250,000	237,252
		1,987,878
Airlines-0.84%
American Airlines Pass Through Trust, Series 2019-1, Class B, 3.85%, 02/15/2028	410,806	265,741
British Airways Pass Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	320,665	268,268
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	302,563	281,791
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	1,398,000	1,343,025
Southwest Airlines Co., 2.63%, 02/10/2030	677,000	621,132
		2,779,957
Apparel Retail-1.07%
Ross Stores, Inc.
3.38%, 09/15/2024	1,500,000	1,610,698
4.60%, 04/15/2025	656,000	755,791
4.70%, 04/15/2027	545,000	644,179
5.45%, 04/15/2050	400,000	542,975
		3,553,643
Asset Management & Custody Banks-1.08%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	498,000	545,545
Apollo Management Holdings L.P.
2.65%, 06/05/2030(b)	486,000	493,492
4.95%, 01/14/2050(b)(c)	2,085,000	1,932,120
Bank of New York Mellon Corp. (The), Series G, 4.70%(d)	568,000	616,439
		3,587,596
Auto Parts & Equipment-0.13%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	409,000	435,128
Automobile Manufacturers-1.07%
Ford Motor Co., 8.50%, 04/21/2023	218,000	242,328
Ford Motor Credit Co. LLC, 3.09%, 01/09/2023	1,446,000	1,442,833
Hyundai Capital America
2.38%, 02/10/2023(b)	400,000	408,144
5.75%, 04/06/2023(b)	668,000	737,409
5.88%, 04/07/2025(b)	370,000	433,157
Toyota Motor Credit Corp., 2.15%, 02/13/2030	264,000	285,907
		3,549,778
Automotive Retail-0.21%
Advance Auto Parts, Inc., 3.90%, 04/15/2030	632,000	697,820
Biotechnology-0.67%
AbbVie, Inc., 2.30%, 11/21/2022(b)	1,722,000	1,789,360
Amgen, Inc., 3.15%, 02/21/2040	393,000	445,387
		2,234,747
	Principal Amount	Value
Brewers-0.35%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 06/01/2030	$277,000	$318,473
4.35%, 06/01/2040	322,000	389,487
4.50%, 06/01/2050	354,000	449,502
		1,157,462
Broadcasting-0.19%
Fox Corp.
4.71%, 01/25/2029	366,000	446,668
3.50%, 04/08/2030	165,000	188,170
		634,838
Building Products-1.02%
Carrier Global Corp.
2.24%, 02/15/2025(b)	1,269,000	1,326,966
2.49%, 02/15/2027(b)	358,000	377,827
2.72%, 02/15/2030(b)	1,284,000	1,359,742
HP Communities LLC
5.78%, 03/15/2046(b)	150,000	187,683
5.86%, 09/15/2053(b)	100,000	133,473
		3,385,691
Cable & Satellite-1.64%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	193,000	201,738
4.50%, 05/01/2032(b)	940,000	992,875
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	372,000	452,387
Comcast Corp.
3.95%, 10/15/2025	50,000	57,968
4.15%, 10/15/2028	243,000	298,883
4.60%, 10/15/2038	75,000	101,586
3.25%, 11/01/2039	1,250,000	1,475,243
3.45%, 02/01/2050	1,000,000	1,215,308
2.80%, 01/15/2051	481,000	523,394
4.95%, 10/15/2058	76,000	117,086
		5,436,468
Casinos & Gaming-0.07%
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)	218,000	224,563
Construction & Engineering-0.13%
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028(b)	421,000	442,679
Construction Machinery & Heavy Trucks-0.06%
Ashtead Capital, Inc. (United Kingdom), 4.00%, 05/01/2028(b)	200,000	208,500
Consumer Finance-0.12%
Credit Acceptance Corp.
5.13%, 12/31/2024(b)	325,000	331,662
6.63%, 03/15/2026	71,000	74,417
		406,079
Copper-0.21%
Freeport-McMoRan, Inc.
4.38%, 08/01/2028	312,000	331,399
4.63%, 08/01/2030(c)	354,000	379,907
		711,306
Data Processing & Outsourced Services-0.12%
PayPal Holdings, Inc.
2.65%, 10/01/2026	216,000	239,178
2.85%, 10/01/2029	149,000	168,508
		407,686
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
Distillers & Vintners-0.06%
Constellation Brands, Inc., 3.75%, 05/01/2050	$181,000	$214,825
Diversified Banks-6.02%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	280,000	299,858
Banco del Estado de Chile (Chile), 2.70%, 01/09/2025(b)	885,000	918,749
Bank of America Corp.
2.59%, 04/29/2031	415,000	446,132
1.90%, 07/23/2031	1,175,000	1,197,083
2.68%, 06/19/2041	2,058,000	2,199,994
Citigroup, Inc.
1.69% (3 mo. USD LIBOR + 1.38%), 03/30/2021(e)	100,000	100,823
3.11%, 04/08/2026	567,000	617,448
3.98%, 03/20/2030	1,000,000	1,173,741
4.41%, 03/31/2031	474,000	578,365
2.57%, 06/03/2031	841,000	895,298
Series P, 5.95%(d)	390,000	417,142
Series T, 6.25%(d)	100,000	110,834
Series U, 5.00%(d)	1,414,000	1,420,393
Credit Agricole S.A. (France), 1.91%, 06/16/2026(b)	250,000	257,355
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	662,000	689,711
HSBC Holdings PLC (United Kingdom), 6.25%(d)	292,000	290,295
JPMorgan Chase & Co.
1.15% (3 mo. USD LIBOR + 0.89%), 07/23/2024(e)	205,000	206,833
2.08%, 04/22/2026	736,000	773,527
3.70%, 05/06/2030	1,000,000	1,162,615
2.74%, 10/15/2030	615,000	673,216
2.96%, 05/13/2031	464,000	506,464
Series I, 3.74% (3 mo. USD LIBOR + 3.47%)(d)(e)	59,000	56,647
Mizuho Financial Group, Inc. (Japan), 2.20%, 07/10/2031	907,000	936,785
Societe Generale S.A. (France), 7.38%(b)(d)	205,000	211,333
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.47%, 07/08/2025	417,000	427,938
3.04%, 07/16/2029	205,000	226,760
2.13%, 07/08/2030	997,000	1,035,785
Truist Bank, 2.25%, 03/11/2030	263,000	278,209
US Bancorp, 1.38%, 07/22/2030	477,000	484,004
Wells Fargo & Co.
2.19%, 04/30/2026	216,000	225,925
4.15%, 01/24/2029	1,000,000	1,190,696
		20,009,958
Diversified Capital Markets-0.45%
Credit Suisse Group AG (Switzerland)
4.19%, 04/01/2031(b)	383,000	447,912
5.10%(b)(c)(d)	492,000	486,957
7.50%(b)(d)	200,000	211,047
UBS Group AG (Switzerland)
1.74% (3 mo. USD LIBOR + 1.44%), 09/24/2020(b)(e)	200,000	200,415
2.05% (3 mo. USD LIBOR + 1.78%), 04/14/2021(b)(e)	150,000	151,728
		1,498,059
Diversified Metals & Mining-0.44%
Anglo American Capital PLC (South Africa)
5.38%, 04/01/2025(b)	601,000	693,421
5.63%, 04/01/2030(b)	319,000	400,596
	Principal Amount	Value
Diversified Metals & Mining-(continued)
BHP Billiton Finance USA Ltd. (Australia), 6.75%, 10/19/2075(b)	$150,000	$177,383
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	155,000	181,560
		1,452,960
Diversified REITs-0.87%
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(b)	94,582	116,515
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	175,000	184,602
Fort Benning Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	235,615
iStar, Inc., 4.75%, 10/01/2024	603,000	596,593
Trust Fibra Uno (Mexico)
4.87%, 01/15/2030(b)	1,355,000	1,361,355
6.39%, 01/15/2050(b)	385,000	390,775
		2,885,455
Diversified Support Services-0.41%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	1,375,000	1,365,547
Education Services-0.06%
Northwestern University, 2.64%, 12/01/2050	175,000	194,828
Electric Utilities-0.56%
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	667,000	794,148
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	200,000	209,021
Empresas Publicas de Medellin E.S.P. (Colombia), 4.38%, 02/15/2031(b)	280,000	287,000
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	172,000	188,493
Southern Co. (The), Series A, 3.70%, 04/30/2030	331,000	386,123
		1,864,785
Electronic Components-1.39%
Corning, Inc., 5.45%, 11/15/2079	3,537,000	4,605,886
Electronic Manufacturing Services-0.20%
Jabil, Inc., 3.00%, 01/15/2031	644,000	654,762
Financial Exchanges & Data-0.17%
Moody’s Corp., 3.25%, 05/20/2050	170,000	195,819
MSCI, Inc., 3.88%, 02/15/2031(b)	334,000	363,225
		559,044
Food Retail-0.18%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	584,000	597,724
Gas Utilities-0.10%
East Ohio Gas Co. (The)
1.30%, 06/15/2025(b)	216,000	222,738
3.00%, 06/15/2050(b)	112,000	124,475
		347,213
Health Care Equipment-0.16%
Becton, Dickinson and Co., 3.79%, 05/20/2050	279,000	340,814
Children’s Hospital Corp. (The), 2.59%, 02/01/2050	195,000	205,260
		546,074
Health Care REITs-0.13%
Healthpeak Properties, Inc., 2.88%, 01/15/2031	275,000	292,429
Welltower, Inc., 3.10%, 01/15/2030	123,000	129,282
		421,711

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
Health Care Services-0.24%
CVS Health Corp.
4.13%, 04/01/2040	$482,000	$589,290
4.25%, 04/01/2050	161,000	205,598
		794,888
Homebuilding-1.32%
M.D.C. Holdings, Inc.
3.85%, 01/15/2030	2,206,000	2,231,854
6.00%, 01/15/2043	500,000	576,110
Mattamy Group Corp. (Canada)
5.25%, 12/15/2027(b)	698,000	726,356
4.63%, 03/01/2030(b)	200,000	203,344
NVR, Inc., 3.00%, 05/15/2030	593,000	647,035
		4,384,699
Hotel & Resort REITs-0.05%
Service Properties Trust, 5.25%, 02/15/2026	180,000	162,450
Hotels, Resorts & Cruise Lines-0.20%
Choice Hotels International, Inc., 3.70%, 01/15/2031	212,000	220,917
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(b)	474,000	442,507
		663,424
Industrial Conglomerates-0.22%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	273,000	282,198
General Electric Co., 5.55%, 01/05/2026	387,000	450,275
		732,473
Industrial REITs-0.83%
Duke Realty L.P., 2.88%, 11/15/2029	2,090,000	2,355,588
Lexington Realty Trust, 4.40%, 06/15/2024	300,000	307,778
Prologis L.P., 2.13%, 04/15/2027	76,000	81,563
		2,744,929
Integrated Oil & Gas-0.24%
Occidental Petroleum Corp., 2.60%, 08/13/2021	418,000	413,559
Saudi Arabian Oil Co. (Saudi Arabia), 2.88%, 04/16/2024(b)	365,000	384,657
		798,216
Integrated Telecommunication Services-0.86%
AT&T, Inc.
1.50% (3 mo. USD LIBOR + 1.18%), 06/12/2024(e)	102,000	103,544
3.10%, 02/01/2043	745,000	769,903
5.15%, 11/15/2046	390,000	504,287
3.50%, 02/01/2061	477,000	497,174
Colombia Telecomunicaciones S.A. ESP (Colombia), 4.95%, 07/17/2030(b)	365,000	375,840
Verizon Communications, Inc., 3.88%, 02/08/2029	500,000	603,676
		2,854,424
Interactive Media & Services-1.31%
Baidu, Inc. (China)
3.08%, 04/07/2025	210,000	224,503
3.43%, 04/07/2030	215,000	240,972
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(b)	313,000	241,788
Match Group Holdings II LLC
4.63%, 06/01/2028(b)	215,000	227,546
5.63%, 02/15/2029(b)	339,000	369,022
	Principal Amount	Value
Interactive Media & Services-(continued)
Tencent Holdings Ltd. (China)
1.81%, 01/26/2026(b)	$200,000	$204,664
2.39%, 06/03/2030(b)	495,000	516,330
3.24%, 06/03/2050(b)	200,000	223,743
3.29%, 06/03/2060(b)	200,000	230,082
Twitter, Inc., 3.88%, 12/15/2027(b)	1,746,000	1,872,288
		4,350,938
Internet & Direct Marketing Retail-0.88%
Alibaba Group Holding Ltd. (China), 4.20%, 12/06/2047	1,000,000	1,331,935
Expedia Group, Inc., 4.63%, 08/01/2027(b)	1,325,000	1,364,549
Prosus N.V. (Netherlands), 4.03%, 08/03/2050(b)	220,000	230,082
		2,926,566
Investment Banking & Brokerage-1.36%
Charles Schwab Corp. (The), Series G, 5.38%(d)	807,000	885,683
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	494,000	547,960
Morgan Stanley
2.19%, 04/28/2026	372,000	392,194
2.70%, 01/22/2031	1,940,000	2,117,832
National Securities Clearing Corp., 1.50%, 04/23/2025(b)	265,000	275,709
Raymond James Financial, Inc., 4.65%, 04/01/2030	237,000	293,543
		4,512,921
Life & Health Insurance-1.46%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	350,000	382,674
Athene Global Funding, 2.50%, 01/14/2025(b)	2,040,000	2,091,971
Athene Holding Ltd., 6.15%, 04/03/2030	529,000	633,127
Brighthouse Financial, Inc., 4.70%, 06/22/2047	905,000	891,410
MetLife, Inc., 9.25%, 04/08/2038(b)	350,000	520,228
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	303,000	328,330
		4,847,740
Managed Health Care-0.13%
MultiCare Health System, 2.80%, 08/15/2050	425,000	446,075
Movies & Entertainment-0.03%
Netflix, Inc., 5.38%, 11/15/2029(b)	68,000	82,450
Multi-line Insurance-0.63%
American International Group, Inc., 3.40%, 06/30/2030	700,000	786,176
Fairfax Financial Holdings Ltd. (Canada), 4.63%, 04/29/2030(b)	930,000	1,039,216
Massachusetts Mutual Life Insurance Co., 3.38%, 04/15/2050(b)	249,000	276,864
		2,102,256
Multi-Utilities-0.14%
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	401,000	464,378
Office REITs-0.34%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	83,000	96,039
4.00%, 02/01/2050	127,000	166,700
Boston Properties L.P., 3.25%, 01/30/2031	297,000	330,052
Highwoods Realty L.P., 2.60%, 02/01/2031	529,000	533,228
		1,126,019

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
Oil & Gas Exploration & Production-0.67%
Canadian Natural Resources Ltd. (Canada)
2.05%, 07/15/2025	$1,001,000	$1,019,248
2.95%, 07/15/2030	464,000	475,411
Continental Resources, Inc., 5.00%, 09/15/2022	725,000	725,725
		2,220,384
Oil & Gas Refining & Marketing-0.17%
Petronas Capital Ltd. (Malaysia), 4.55%, 04/21/2050(b)	410,000	564,578
Oil & Gas Storage & Transportation-4.29%
Enbridge, Inc. (Canada), Series 20-A, 5.75%, 07/15/2080	164,000	167,501
Energy Transfer Operating L.P.
6.00%, 06/15/2048	71,000	74,664
Series 20Y, 5.80%, 06/15/2038	71,000	73,278
Enterprise Products Operating LLC, 2.80%, 01/31/2030	663,000	713,841
Kinder Morgan, Inc.
6.50%, 09/15/2020	2,599,000	2,616,139
2.00%, 02/15/2031	396,000	394,180
3.25%, 08/01/2050	839,000	829,485
MPLX L.P.
1.21% (3 mo. USD LIBOR + 0.90%), 09/09/2021(e)	524,000	521,595
1.41% (3 mo. USD LIBOR + 1.10%), 09/09/2022(e)	379,000	375,571
NGPL PipeCo. LLC, 7.77%, 12/15/2037(b)	1,250,000	1,596,333
ONEOK, Inc.
5.85%, 01/15/2026	280,000	319,169
6.35%, 01/15/2031	1,237,000	1,445,520
Plains All American Pipeline L.P., Series B, 6.13%(d)	54,000	37,787
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	247,000	247,815
Western Midstream Operating L.P., 2.12% (3 mo. USD LIBOR + 1.85%), 01/13/2023(e)	917,000	846,323
Williams Cos., Inc. (The), 4.13%, 11/15/2020	4,000,000	4,003,777
		14,262,978
Other Diversified Financial Services-0.49%
AMC East Communities LLC, 6.01%, 01/15/2053(b)	189,923	226,554
Ares Finance Co. LLC, 4.00%, 10/08/2024(b)	150,000	160,798
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	129,000	167,689
Fort Knox Military Housing Privatization Project, 0.52% (1 mo. USD LIBOR + 0.34%), 02/15/2052(b)(e)	233,885	129,742
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	227,766	235,794
Pacific Beacon LLC
5.38%, 07/15/2026(b)	83,233	91,158
5.51%, 07/15/2036(b)	500,000	610,486
		1,622,221
Paper Packaging-0.08%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	253,000	262,646
Pharmaceuticals-0.75%
Merck & Co., Inc.
0.75%, 02/24/2026	1,041,000	1,057,713
1.45%, 06/24/2030	299,000	307,647
	Principal Amount	Value
Pharmaceuticals-(continued)
Takeda Pharmaceutical Co. Ltd. (Japan)
2.05%, 03/31/2030	$438,000	$450,847
3.03%, 07/09/2040	249,000	271,613
3.18%, 07/09/2050	352,000	387,330
		2,475,150
Property & Casualty Insurance-0.45%
Arch Capital Group Ltd., 3.64%, 06/30/2050	309,000	353,042
Fidelity National Financial, Inc., 3.40%, 06/15/2030	374,000	406,031
First American Financial Corp., 4.30%, 02/01/2023	300,000	315,901
W.R. Berkley Corp., 4.00%, 05/12/2050	347,000	407,897
		1,482,871
Railroads-0.09%
Norfolk Southern Corp., 2.55%, 11/01/2029	280,000	310,807
Regional Banks-0.89%
Citizens Bank N.A.
1.17% (3 mo. USD LIBOR + 0.81%), 05/26/2022(e)	250,000	251,248
2.25%, 04/28/2025(c)	387,000	411,784
Citizens Financial Group, Inc.
2.50%, 02/06/2030	435,000	465,073
3.25%, 04/30/2030	233,000	264,998
Fifth Third Bancorp
2.38%, 01/28/2025	515,000	547,424
2.55%, 05/05/2027	316,000	344,139
KeyCorp, 2.25%, 04/06/2027	633,000	676,460
		2,961,126
Reinsurance-0.21%
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)	680,000	709,843
Renewable Electricity-0.14%
Northern States Power Co., 2.60%, 06/01/2051	420,000	463,385
Residential REITs-0.23%
Camden Property Trust, 2.80%, 05/15/2030	208,000	231,706
Spirit Realty L.P.
4.00%, 07/15/2029	75,000	79,101
3.40%, 01/15/2030	335,000	340,197
VEREIT Operating Partnership L.P., 3.40%, 01/15/2028	105,000	109,106
		760,110
Retail REITs-0.60%
Kimco Realty Corp., 2.70%, 10/01/2030	358,000	370,417
Realty Income Corp., 3.25%, 01/15/2031	457,000	513,911
Simon Property Group L.P.
3.50%, 09/01/2025(c)	169,000	186,241
2.65%, 07/15/2030	499,000	511,956
3.80%, 07/15/2050(c)	372,000	407,571
		1,990,096
Semiconductor Equipment-0.08%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.40%, 05/01/2030(b)	242,000	267,602
Semiconductors-1.00%
Analog Devices, Inc., 2.95%, 04/01/2025	200,000	220,009
Broadcom, Inc.
4.70%, 04/15/2025(b)	1,070,000	1,224,998
5.00%, 04/15/2030(b)	629,000	749,045
4.30%, 11/15/2032(b)	635,000	730,092

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
Semiconductors-(continued)
Micron Technology, Inc.
4.98%, 02/06/2026	$60,000	$70,507
4.19%, 02/15/2027	275,000	315,989
		3,310,640
Soft Drinks-0.65%
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	1,936,000	2,173,785
Sovereign Debt-0.66%
Abu Dhabi Government International Bond (United Arab Emirates), 3.88%, 04/16/2050(b)	370,000	470,359
Indonesia Government International Bond (Indonesia), 3.85%, 10/15/2030	410,000	472,429
Qatar Government International Bond (Qatar), 3.38%, 03/14/2024(b)	200,000	217,407
Saudi Government International Bond (Saudi Arabia), 3.75%, 01/21/2055(b)	519,000	599,107
Trinidad & Tobago Government International Bond (Trinidad), 4.50%, 06/26/2030(b)	445,000	438,659
		2,197,961
Specialized Finance-0.32%
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan), 3.64%, 04/13/2025(b)(c)	894,000	981,107
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/2022(b)	100,000	96,396
		1,077,503
Specialized REITs-1.29%
American Tower Corp., 3.10%, 06/15/2050	689,000	762,814
Crown Castle International Corp.
4.15%, 07/01/2050	180,000	228,432
3.25%, 01/15/2051	797,000	894,935
Iron Mountain, Inc.
5.00%, 07/15/2028(b)	107,000	110,880
4.88%, 09/15/2029(b)	452,000	471,323
5.25%, 07/15/2030(b)	357,000	375,073
SBA Communications Corp., 3.88%, 02/15/2027(b)	1,407,000	1,458,609
		4,302,066
Specialty Chemicals-0.14%
Braskem Idesa S.A.P.I. (Mexico), 7.45%, 11/15/2029(b)	515,000	455,131
Steel-0.85%
POSCO (South Korea)
2.38%, 01/17/2023(b)	2,245,000	2,302,665
2.50%, 01/17/2025(b)	500,000	521,167
		2,823,832
Systems Software-0.33%
Oracle Corp., 3.60%, 04/01/2050	910,000	1,094,229
Technology Hardware, Storage & Peripherals-0.30%
Apple, Inc., 2.65%, 05/11/2050	623,000	691,076
Dell International LLC/EMC Corp.
5.85%, 07/15/2025(b)	180,000	210,780
4.90%, 10/01/2026(b)	70,000	79,038
		980,894
Tobacco-0.10%
Philip Morris International, Inc., 1.50%, 05/01/2025	312,000	322,993
Trading Companies & Distributors-0.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.50%, 09/15/2023	442,000	449,829
	Principal Amount	Value
Trading Companies & Distributors-(continued)
Aircastle Ltd., 4.40%, 09/25/2023	$500,000	$496,050
BOC Aviation Ltd. (Singapore), 1.41% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(e)	200,000	195,861
		1,141,740
Trucking-0.11%
Aviation Capital Group LLC
0.94% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(e)	69,000	65,634
4.13%, 08/01/2025(b)	97,000	92,310
SMBC Aviation Capital Finance DAC (Ireland), 4.13%, 07/15/2023(b)	204,000	214,282
		372,226
Wireless Telecommunication Services-0.06%
T-Mobile USA, Inc., 2.55%, 02/15/2031(b)	193,000	200,739
Total U.S. Dollar Denominated Bonds & Notes (Cost $143,483,937)		153,863,032
U.S. Government Sponsored Agency Mortgage-Backed Securities-19.11%
Collateralized Mortgage Obligations-2.63%
Fannie Mae Multifamily Connecticut Avenue Securities, Series 2019-01, Class M7, 1.87% (1 mo. USD LIBOR + 1.70%), 10/15/2049(b)(e)(f)	1,877,741	1,775,973
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 2.67%, 11/25/2055(b)(g)	948,778	1,158,057
Freddie Mac Multifamily Structured Pass Through Ctfs.
Series 2013-K026, Class X1, IO, 0.97%, 11/25/2022(g)	4,975,067	88,217
Series 2013-K035, Class X1, IO, 0.37%, 08/25/2023(g)	8,037,930	79,388
Series 2014-K036, Class X1, IO, 0.89%, 10/25/2023(g)	5,834,013	120,736
Series 2014-K037, Class X1, IO, 0.96%, 01/25/2024(g)	6,208,178	171,410
Series 2015-K042, Class X1, IO, 1.04%, 12/25/2024(g)	4,320,778	169,275
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	287,070
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	1,122,578
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	1,181,126
Series 2018-K154, Class A3, 3.46%, 11/25/2032	1,000,000	1,222,469
Series K038, Class X1, IO, 1.12%, 03/25/2024(g)	4,080,540	139,769
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056	391,219	436,315
Series 2017-4, Class HT, 3.25%, 06/25/2057	706,849	778,548
		8,730,931
Federal Home Loan Mortgage Corp. (FHLMC)-2.56%
3.55%, 10/01/2033	483,877	568,765
3.00%, 10/01/2034	891,591	936,373
4.00%, 11/01/2048 to 07/01/2049	925,858	986,949
3.50%, 08/01/2049	5,633,143	6,034,237
		8,526,324
Federal National Mortgage Association (FNMA)-6.41%
2.86%, 09/01/2029	500,000	566,259
2.99%, 09/01/2029	500,000	559,065
2.82%, 10/01/2029	500,000	564,873

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
Federal National Mortgage Association (FNMA)-(continued)
3.05%, 10/01/2029	$500,000	$545,996
2.90%, 11/01/2029	500,000	555,586
3.08%, 10/01/2032	750,000	879,713
3.24%, 11/01/2032	477,656	541,934
3.31%, 01/01/2033	1,000,000	1,211,404
2.50%, 10/01/2034 to 12/01/2034	4,276,527	4,538,787
3.50%, 05/01/2047 to 06/01/2047	3,865,756	4,180,779
4.00%, 11/01/2047	341,471	364,978
3.00%, 09/01/2049 to 10/01/2049	6,314,991	6,781,641
		21,291,015
Government National Mortgage Association (GNMA)-0.34%
4.00%, 07/20/2049	219,998	234,015
TBA, 3.00%, 08/01/2050(h)	865,000	914,771
		1,148,786
Uniform Mortgage-Backed Securities-7.17%
TBA, 2.50%, 08/01/2035 to 08/01/2050(h)	12,022,000	12,627,993
TBA, 3.00%, 08/01/2035 to 08/01/2050(h)	10,585,000	11,189,283
		23,817,276
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $60,864,491)		63,514,332
U.S. Treasury Securities-15.92%
U.S. Treasury Bills-0.32%
0.39%, 09/03/2020(i)(j)	1,057,000	1,056,920
U.S. Treasury Bonds-3.99%
1.13%, 05/15/2040	147,700	151,649
2.00%, 02/15/2050	10,906,500	13,106,972
		13,258,621
U.S. Treasury Notes-11.61%
0.13%, 07/15/2023	436,000	436,111
0.25%, 06/30/2025	15,180,100	15,209,749
0.50%, 06/30/2027	4,981,900	5,020,724
0.63%, 05/15/2030	17,777,700	17,927,699
		38,594,283
Total U.S. Treasury Securities (Cost $51,991,491)		52,909,824

Asset-Backed Securities-14.88%
Anchorage Credit Funding 4 Ltd. (Cayman Islands), Series 2016-4A, Class A, 3.50%, 02/15/2035(b)	500,000	504,125
Angel Oak Mortgage Trust
Series 2019-3, Class A1, 2.93%, 05/25/2059(b)(g)	1,828,617	1,852,925
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(g)	401,682	404,807
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(g)	1,132,982	1,138,192
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 0.31% (1 mo. USD LIBOR + 0.14%), 11/25/2036(e)	283,517	270,414
Benchmark Mortgage Trust
Series 2019-B14, Class A5, 3.05%, 12/15/2062	2,000,000	2,265,262
Series 2019-B14, Class C, 3.78%, 12/15/2062(g)	930,000	953,397
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	2,183,156
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(g)	377,586	388,456
	Principal Amount	Value

Citigroup Mortgage Loan Trust, Inc., Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(g)	$235,348	$239,422
COLT Mortgage Loan Trust
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(g)	3,384,101	3,426,810
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(g)	551,125	557,641
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(k)	1,010,000	1,009,993
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,589,696
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(g)	2,292,053	2,328,288
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A2I, 2.24% (3 mo. USD LIBOR + 1.25%), 07/25/2047(b)(e)	583,500	585,971
Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,985,000	2,112,362
DT Auto Owner Trust
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	150,000	152,141
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	214,000	216,100
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(g)	910,981	917,007
Series 2020-1, Class A1, 2.01%, 06/25/2065(b)(g)	255,131	256,507
FREMF Mortgage Trust, Series 2013-K29, Class X2A, IO, 0.13%, 05/25/2046(b)	27,734,101	69,729
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(g)	991,965	1,016,258
GCAT Trust
Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(k)	818,571	829,619
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)	1,265,616	1,289,337
Goldentree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class A, 1.42% (3 mo. USD LIBOR + 1.15%), 11/28/2030(b)(e)	2,000,000	1,964,253
Golub Capital Partners CLO 16 Ltd. (Cayman Islands), Series 2013-16A, Class A2R, 2.10% (3 mo. USD LIBOR + 1.85%), 07/25/2029(b)(e)	300,000	287,862
Golub Capital Partners CLO 41B Ltd. (Cayman Islands), Series 2019-41A, Class A, 1.64% (3 mo. USD LIBOR + 1.37%), 04/20/2029(b)(e)	427,000	425,712
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class C, 1.53% (1 mo. USD LIBOR + 1.35%), 07/15/2032(b)(e)	500,000	462,378
GS Mortgage Securities Trust
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	1,560,000	1,747,612
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	545,000	584,799
Hertz Vehicle Financing II L.P., Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	204,891	204,887
Horizon Aircraft Finance III Ltd. (Cayman Islands), Series 2019-2, Class A, 3.43%, 11/15/2039(b)	388,095	342,008
JOL Air Ltd. (Cayman Islands), Series 2019-1, Class A, 3.97%, 04/15/2044(b)	241,800	214,847

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value

MACH 1 Cayman Ltd. (Cayman Islands), Series 2019-1, Class B, 4.34%, 10/15/2039(b)	$235,465	$144,379
MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.56%, 10/09/2042(b)	1,500,000	1,535,641
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,748,720
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(g)	831,461	843,500
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(g)	2,192,506	2,238,590
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	457,000	495,360
PPM CLO 3 Ltd. (Cayman Islands), Series 2019-3A, Class A, 1.67% (3 mo. USD LIBOR + 1.40%), 07/17/2030(b)(e)	250,000	248,127
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	870,000	881,547
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 1.42% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(e)	677,866	666,025
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(g)	150,879	153,808
Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(g)	293,444	298,281
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	1,621,217	1,735,568
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	406,831	411,061
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b)	470,049	488,707
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(b)	145,500	155,889
Taconic Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 1.27% (3 mo. USD LIBOR + 1.00%), 01/20/2029(b)(e)	958,000	941,041
Verus Securitization Trust, Series 2020-INV1, Class A1, 1.98%, 04/25/2060(b)(g)	275,398	275,235
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.49%, 01/15/2059(g)	1,674,089	96,641
Wendy’s Funding LLC
Series 2015-1A, Class A23, 4.50%, 06/15/2045(b)	2,190,750	2,256,374
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	490,000	527,921
Woodmont Trust, Series 2017-2A, Class A, 2.07% (3 mo. USD LIBOR + 1.80%), 07/18/2028(b)(e)	500,000	494,157
Total Asset-Backed Securities (Cost $48,300,666)		49,428,545

U.S. Government Sponsored Agency Securities-1.00%
Fannie Mae STRIPS
0.00%, 05/15/2029(l)	450,000	409,012
0.00%, 01/15/2030(l)	1,300,000	1,162,883
0.00%, 05/15/2030(l)	850,000	756,995
Federal Home Loan Mortgage Corp., 0.00%, 12/14/2029(l)	150,000	134,946
Freddie Mac STRIPS, 0.00%, 09/15/2030(l)	350,000	310,319
	Principal Amount		Value

Tennessee Valley Authority
5.38%, 04/01/2056		$100,000	$175,000
4.25%, 09/15/2065		250,000	387,631
Total U.S. Government Sponsored Agency Securities (Cost $2,573,871)			3,336,786

Municipal Obligations-0.93%
Auburn University, Series 2020 C, RB, 2.68%, 06/01/2050		215,000	220,035
Grand Parkway Transportation Corp., Series 2020, Ref. RB, 3.24%, 10/01/2052		525,000	558,815
Illinois (State of), Series 2010-1, GO Bonds, (INS -AGM), 6.63%, 02/01/2035(m)		200,000	249,222
Los Angeles (City of), CA Department of Water & Power System, Series 2010, RB, 6.57%, 07/01/2045		255,000	453,936
Maryland (State of) Health & Higher Educational Facilities Authority (University of MD Medical System)
Series 2020 D, Ref. RB, 3.05%, 07/01/2040		215,000	222,970
Series 2020 D, Ref. RB, 3.20%, 07/01/2050		290,000	301,817
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds, 2.51%, 07/01/2041		250,000	264,378
Texas (State of) Transportation Commission, Series 2020, Ref. GO Bonds, 2.56%, 04/01/2042		230,000	239,918
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041		580,000	573,887
Total Municipal Obligations (Cost $2,903,846)			3,084,978
Non-U.S. Dollar Denominated Bonds & Notes-0.34%(n)
Electric Utilities-0.04%
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara (Indonesia), 1.88%, 11/05/2031(b)	EUR	104,000	118,497
Integrated Telecommunication Services-0.17%
AT&T, Inc., Series B, 2.88%(d)	EUR	500,000	567,030
Movies & Entertainment-0.04%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	100,000	131,801
Sovereign Debt-0.09%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	309,000	308,033
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,113,959)			1,125,361

Agency Credit Risk Transfer Notes-0.32%
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 2.53% (1 mo. USD LIBOR + 2.35%), 01/25/2031(e)(f)		$117,737	114,718
Series 2019-R03, Class 1M2, 2.32% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(e)(f)		183,992	181,608
Series 2019-R06, Class 2M2, 2.28% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(e)(f)		271,507	269,988

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value

Freddie Mac
Series 2016-DNA4, Class M3, STACR®, 3.97% (1 mo. USD LIBOR + 3.80%), 03/25/2029(e)(o)	$242,016	$246,565
Series 2016-HQA4, Class M3, STACR®, 4.07% (1 mo. USD LIBOR + 3.90%), 04/25/2029(e)(o)	251,000	257,573
Total Agency Credit Risk Transfer Notes (Cost $1,097,471)		1,070,452
	Shares
Preferred Stocks-0.11%
Diversified Banks-0.11%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%, (Cost $337,953)	266	359,499
Purchased Call Options-0.05%
(Cost $142,695)†		169,505
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.97% (Cost $312,810,380)		328,862,314
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.24%
Invesco Private Government Fund, 0.06%(p)(q)(r)	3,074,885	$3,074,885
Invesco Private Prime Fund, 0.15%(p)(q)(r)	1,024,757	1,024,962
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,099,847)		4,099,847
TOTAL INVESTMENTS IN SECURITIES-100.21% (Cost $316,910,227)		332,962,161
OTHER ASSETS LESS LIABILITIES-(0.21)%		(681,820)
NET ASSETS-100.00%		$332,280,341

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CLO	-Collateralized Loan Obligation
Conv.	-Convertible
Ctfs.	-Certificates
EUR	-Euro
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $95,098,660, which represented 28.62% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2020.
(f)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2020.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(i)	$1,056,920 was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(m)	Principal and/or interest payments are secured by the bond insurance company listed.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(p)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$69,468,288	$(66,393,403)	$-	$-	$3,074,885	$600
Invesco Private Prime Fund	-	23,261,737	(22,237,098)	-	323	1,024,962	390
Total	$-	$92,730,025	$(88,630,501)	$-	$323	$4,099,847	$990

(q)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
†	The table below details options purchased.

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2020
(Unaudited)
Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*		Value
Equity Risk
S&P 500 Index	Call	06/18/2021	7	$3,300	$2,310,000	$169,505

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	278	September-2020	$61,433,656	$62,437	$62,437
U.S. Treasury 5 Year Notes	77	September-2020	9,711,625	46,766	46,766
U.S. Treasury Long Bonds	66	September-2020	12,030,563	255,030	255,030
Subtotal—Long Futures Contracts				364,233	364,233
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	85	September-2020	(11,906,641)	(104,364)	(104,364)
U.S. Treasury 10 Year Ultra Bonds	318	September-2020	(50,641,500)	(765,112)	(765,112)
U.S. Treasury Ultra Bonds	20	September-2020	(4,553,750)	(91,884)	(91,884)
Subtotal—Short Futures Contracts				(961,360)	(961,360)
Total Futures Contracts				$(597,127)	$(597,127)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to					Unrealized Appreciation (Depreciation)
		Deliver			Receive
Currency Risk
8/28/2020	Goldman Sachs & Co.	CAD	57,902	USD	41,892	$(1,337)
8/28/2020	Goldman Sachs & Co.	EUR	1,235,000	USD	1,358,393	(102,895)
Total Forward Foreign Currency Contracts							$(104,232)

Abbreviations:
CAD	-Canadian Dollar
EUR	-Euro
USD	-U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Ultra Short Duration ETF (GSY)
July 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-45.00%
Advertising-0.07%
Interpublic Group of Cos., Inc. (The), 3.50%, 10/01/2020	$2,000,000	$2,009,716
Aerospace & Defense-0.56%
Raytheon Technologies Corp., 2.50%, 12/15/2022(b)	15,000,000	15,590,017
Agricultural & Farm Machinery-0.92%
B.A.T. Capital Corp. (United Kingdom), 2.76%, 08/15/2022	12,685,000	13,194,101
John Deere Capital Corp.
0.72% (3 mo. USD LIBOR + 0.40%), 06/07/2021(c)	9,639,000	9,666,050
1.20%, 04/06/2023	2,687,000	2,749,591
		25,609,742
Apparel, Accessories & Luxury Goods-0.13%
Ralph Lauren Corp., 1.70%, 06/15/2022	3,519,000	3,590,608
Application Software-0.18%
Intuit, Inc., 0.65%, 07/15/2023	5,000,000	5,035,679
Automobile Manufacturers-3.36%
American Honda Finance Corp.
0.75% (3 mo. USD LIBOR + 0.47%), 01/08/2021(c)(d)	10,666,000	10,682,130
0.67% (3 mo. USD LIBOR + 0.35%), 06/11/2021(c)	5,625,000	5,632,248
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(b)	500,000	517,339
General Motors Co., 1.27% (3 mo. USD LIBOR + 0.80%), 08/07/2020(c)	6,552,000	6,552,239
Hyundai Capital America, 1.22% (3 mo. USD LIBOR + 0.94%), 07/08/2021(b)(c)	10,000,000	9,940,984
Toyota Motor Credit Corp.
2.60%, 01/11/2022	6,000,000	6,194,817
0.79% (3 mo. USD LIBOR + 0.40%), 05/17/2022(c)(d)	12,260,000	12,280,316
0.45%, 07/22/2022	6,800,000	6,809,968
Volkswagen Group of America Finance LLC (Germany)
1.20% (3 mo. USD LIBOR + 0.77%), 11/13/2020(b)(c)	6,775,000	6,776,602
2.50%, 09/24/2021(b)	15,455,000	15,761,578
2.70%, 09/26/2022(b)	6,385,000	6,639,349
3.13%, 05/12/2023(b)	5,091,000	5,406,142
		93,193,712
Biotechnology-1.28%
AbbVie, Inc.
0.84% (3 mo. USD LIBOR + 0.46%), 11/19/2021(b)(c)	15,000,000	15,031,262
2.30%, 11/21/2022(b)	8,000,000	8,312,940
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/2021	12,000,000	12,241,828
		35,586,030
Cable & Satellite-0.73%
Comcast Corp., 0.74% (3 mo. USD LIBOR + 0.44%), 10/01/2021(c)(d)	20,000,000	20,081,616
Construction Machinery & Heavy Trucks-0.18%
Caterpillar Financial Services Corp., 0.50% (3 mo. USD LIBOR + 0.22%), 01/06/2022(c)	4,938,000	4,942,326
	Principal Amount	Value
Consumer Finance-1.53%
American Express Co.
0.91% (3 mo. USD LIBOR + 0.53%), 05/17/2021(c)	$5,000,000	$5,017,632
0.85% (3 mo. USD LIBOR + 0.60%), 11/05/2021(c)	17,000,000	17,090,319
Capital One Financial Corp.
0.72% (3 mo. USD LIBOR + 0.45%), 10/30/2020(c)	4,100,000	4,101,809
1.26% (3 mo. USD LIBOR + 0.95%), 03/09/2022(c)	10,000,000	10,067,898
2.60%, 05/11/2023	5,823,000	6,113,642
		42,391,300
Data Processing & Outsourced Services-0.55%
PayPal Holdings, Inc.
2.20%, 09/26/2022	10,105,000	10,491,497
1.35%, 06/01/2023	4,688,000	4,807,557
		15,299,054
Diversified Banks-11.50%
ABN AMRO Bank N.V. (Netherlands), 0.94% (3 mo. USD LIBOR + 0.57%), 08/27/2021(b)(c)	4,834,000	4,860,534
Australia & New Zealand Banking Group Ltd. (Australia), 0.85% (3 mo. USD LIBOR + 0.46%), 05/17/2021(b)(c)	4,737,000	4,753,565
Bank of America Corp.
0.95% (3 mo. USD LIBOR + 0.65%), 10/01/2021(c)	8,850,000	8,859,911
0.95% (3 mo. USD LIBOR + 0.65%), 06/25/2022(c)	12,000,000	12,032,359
3.30%, 01/11/2023	6,000,000	6,410,012
BPCE S.A. (France), 1.58% (3 mo. USD LIBOR + 1.22%), 05/22/2022(b)(c)	12,000,000	12,116,691
Canadian Imperial Bank of Commerce (Canada), 0.95%, 06/23/2023(d)	17,045,000	17,224,101
Citizens Bank N.A., 3.25%, 02/14/2022	6,431,000	6,679,068
Credit Agricole Corporate & Investment Bank S.A. (France)
0.65% (3 mo. USD LIBOR + 0.40%), 05/03/2021(b)(c)	10,000,000	10,023,963
0.92% (3 mo. USD LIBOR + 0.63%), 10/03/2021(c)	7,360,000	7,365,596
Danske Bank A/S (Denmark), 2.70%, 03/02/2022(b)	9,000,000	9,283,953
HSBC Bank PLC (United Kingdom), 4.13%, 08/12/2020(b)	4,500,000	4,503,819
HSBC Holdings PLC (United Kingdom), 0.97% (3 mo. USD LIBOR + 0.65%), 09/11/2021(c)	10,714,000	10,720,101
KeyBank N.A., 0.91% (3 mo. USD LIBOR + 0.66%), 02/01/2022(c)	11,538,000	11,604,022
Lloyds Bank PLC (United Kingdom), 0.96% (3 mo. USD LIBOR + 0.49%), 05/07/2021(c)	6,521,000	6,538,051
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.23% (3 mo. USD LIBOR + 1.88%), 03/01/2021(c)	3,342,000	3,373,074
0.89% (3 mo. USD LIBOR + 0.65%), 07/26/2021(c)	15,667,000	15,736,201
1.37% (3 mo. USD LIBOR + 1.06%), 09/13/2021(c)(d)	5,000,000	5,045,864
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Mizuho Financial Group, Inc. (Japan)
1.45% (3 mo. USD LIBOR + 1.14%), 09/13/2021(c)	$6,850,000	$6,917,133
2.60%, 09/11/2022	6,500,000	6,762,037
MUFG Union Bank N.A., 3.15%, 04/01/2022	7,500,000	7,822,947
National Australia Bank Ltd. (Australia), 0.96% (3 mo. USD LIBOR + 0.71%), 11/04/2021(b)(c)	12,000,000	12,087,810
National Bank of Canada (Canada), 0.90%, 08/15/2023	5,000,000	5,031,569
NatWest Markets PLC (United Kingdom), 3.63%, 09/29/2022(b)	17,600,000	18,605,958
Nordea Bank Abp (Finland), 1.00%, 06/09/2023(b)	7,407,000	7,537,399
Royal Bank of Canada (Canada)
0.48% (3 mo. USD LIBOR + 0.24%), 10/26/2020(c)	5,000,000	5,002,865
0.66% (3 mo. USD LIBOR + 0.39%), 04/30/2021(c)	10,000,000	10,025,822
Sumitomo Mitsui Banking Corp. (Japan), 0.64% (3 mo. USD LIBOR + 0.37%), 10/16/2020(c)	6,667,000	6,671,749
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.99% (3 mo. USD LIBOR + 1.68%), 03/09/2021(c)	1,000,000	1,009,044
1.41% (3 mo. USD LIBOR + 1.14%), 10/19/2021(c)	10,050,000	10,170,717
Toronto-Dominion Bank (The) (Canada), 0.61% (3 mo. USD LIBOR + 0.35%), 07/22/2022(c)	10,000,000	9,976,585
Truist Bank
0.75% (3 mo. USD LIBOR + 0.50%), 10/26/2021(c)	8,277,000	8,284,422
0.98% (3 mo. USD LIBOR + 0.59%), 05/17/2022(c)	10,833,000	10,872,139
U.S. Bank N.A., 0.77% (3 mo. USD LIBOR + 0.38%), 11/16/2021(c)	9,091,000	9,119,368
UBS AG (Switzerland), 4.88%, 08/04/2020	10,250,000	10,250,000
United Overseas Bank Ltd. (Singapore), 0.74% (3 mo. USD LIBOR + 0.48%), 04/23/2021(b)(c)	2,500,000	2,499,814
Wells Fargo Bank N.A., 2.90%, 05/27/2022	12,500,000	12,745,676
		318,523,939
Diversified Capital Markets-1.83%
Credit Suisse AG (Switzerland)
0.55% (SOFR + 0.45%), 02/04/2022(c)	15,000,000	14,992,088
1.00%, 05/05/2023	13,636,000	13,799,805
Macquarie Bank Ltd. (Australia), 2.85%, 01/15/2021(b)	13,000,000	13,147,465
UBS Group AG (Switzerland), 2.05% (3 mo. USD LIBOR + 1.78%), 04/14/2021(b)(c)	8,550,000	8,648,519
		50,587,877
Electric Utilities-1.18%
Duke Energy Corp., 0.92% (3 mo. USD LIBOR + 0.50%), 05/14/2021(b)(c)	17,300,000	17,339,769
NextEra Energy Capital Holdings, Inc.
0.73% (3 mo. USD LIBOR + 0.48%), 05/04/2021(c)	8,000,000	8,018,558
Series H, 3.34%, 09/01/2020	7,200,000	7,216,629
		32,574,956
	Principal Amount	Value
Fertilizers & Agricultural Chemicals-0.20%
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	$5,300,000	$5,474,549
Health Care Distributors-0.13%
McKesson Corp., 3.65%, 11/30/2020	3,583,000	3,622,561
Health Care Equipment-0.16%
Zimmer Biomet Holdings, Inc., 1.07% (3 mo. USD LIBOR + 0.75%), 03/19/2021(c)	4,450,000	4,450,422
Health Care Services-0.81%
Cigna Corp., 3.20%, 09/17/2020	3,000,000	3,010,273
CVS Health Corp.
1.03% (3 mo. USD LIBOR + 0.72%), 03/09/2021(c)	3,250,000	3,262,780
2.13%, 06/01/2021	5,483,000	5,553,995
Express Scripts Holding Co., 1.11% (3 mo. USD LIBOR + 0.75%), 11/30/2020(c)	10,700,000	10,701,427
		22,528,475
Hotels, Resorts & Cruise Lines-0.73%
Marriott International, Inc.
0.97% (3 mo. USD LIBOR + 0.65%), 03/08/2021(c)	1,986,000	1,972,252
Series N, 3.13%, 10/15/2021	11,412,000	11,588,662
Series Y, 0.95% (3 mo. USD LIBOR + 0.60%), 12/01/2020(c)	6,667,000	6,625,041
		20,185,955
Household Products-0.10%
Reynolds Group Issuer, Inc./LLC, 3.78% (3 mo. USD LIBOR + 3.50%), 07/15/2021(b)(c)	2,800,000	2,800,700
Industrial Conglomerates-0.48%
General Electric Co., 4.63%, 01/07/2021(d)	6,176,000	6,271,809
Siemens Financieringsmaatschappij N.V. (Germany), 1.70%, 09/15/2021(b)	6,904,000	7,005,378
		13,277,187
Insurance Brokers-0.67%
Aon PLC, 2.80%, 03/15/2021	7,510,000	7,610,872
Marsh & McLennan Cos., Inc.
3.50%, 12/29/2020	5,000,000	5,064,377
1.51% (3 mo. USD LIBOR + 1.20%), 12/29/2021(c)	6,000,000	6,003,301
		18,678,550
Integrated Oil & Gas-0.76%
BP Capital Markets America, Inc., 3.22%, 11/28/2023	7,495,000	8,100,933
Exxon Mobil Corp., 1.57%, 04/15/2023	12,409,000	12,800,676
		20,901,609
Integrated Telecommunication Services-0.41%
AT&T, Inc., 1.23% (3 mo. USD LIBOR + 0.95%), 07/15/2021(c)	11,315,000	11,408,669
Investment Banking & Brokerage-1.51%
Goldman Sachs Group, Inc. (The)
1.51% (3 mo. USD LIBOR + 1.20%), 09/15/2020(c)	250,000	250,094
2.88%, 02/25/2021	8,050,000	8,147,764
Morgan Stanley
0.93% (SOFR + 0.83%), 06/10/2022(c)	18,000,000	18,033,921
3.13%, 01/23/2023	14,598,000	15,521,339
		41,953,118

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
IT Consulting & Other Services-0.36%
International Business Machines Corp., 0.83% (3 mo. USD LIBOR + 0.40%), 05/13/2021(c)	$10,000,000	$10,033,338
Life & Health Insurance-4.59%
AIG Global Funding
0.76% (3 mo. USD LIBOR + 0.46%), 06/25/2021(b)(c)	4,000,000	4,013,229
2.30%, 07/01/2022(b)	5,000,000	5,172,602
0.80%, 07/07/2023(b)	7,317,000	7,364,791
Jackson National Life Global Funding
3.30%, 02/01/2022(b)	10,000,000	10,380,633
0.71% (SOFR + 0.60%), 01/06/2023(b)(c)	10,000,000	9,921,377
MET Tower Global Funding, 0.66% (SOFR + 0.55%), 01/17/2023(b)(c)	10,000,000	9,966,729
Metropolitan Life Global Funding I
0.66% (SOFR + 0.57%), 09/07/2020(b)(c)	5,402,000	5,404,208
2.50%, 12/03/2020(b)(d)	15,794,000	15,911,228
0.51% (3 mo. USD LIBOR + 0.23%), 01/08/2021(b)(c)	16,100,000	16,113,543
0.68% (SOFR + 0.57%), 01/13/2023(b)(c)	3,749,000	3,743,161
0.90%, 06/08/2023(b)	9,524,000	9,642,329
New York Life Global Funding
0.53% (3 mo. USD LIBOR + 0.28%), 01/28/2021(b)(c)	3,500,000	3,504,257
2.00%, 04/13/2021(b)	5,000,000	5,061,645
0.82% (3 mo. USD LIBOR + 0.32%), 08/06/2021(b)(c)	6,665,000	6,686,525
0.71% (3 mo. USD LIBOR + 0.44%), 07/12/2022(b)(c)	7,407,000	7,452,675
1.10%, 05/05/2023(b)	3,243,000	3,310,138
Principal Life Global Funding II, 2.63%, 11/19/2020(b)	3,470,000	3,493,165
		127,142,235
Managed Health Care-0.50%
Aetna, Inc., 4.13%, 06/01/2021	12,000,000	12,218,254
UnitedHealth Group, Inc., 2.13%, 03/15/2021	1,735,000	1,754,932
		13,973,186
Movies & Entertainment-0.17%
Walt Disney Co. (The), 0.60% (3 mo. USD LIBOR + 0.25%), 09/01/2021(c)	4,762,000	4,759,076
Multi-line Insurance-0.30%
Assurant, Inc., 1.53% (3 mo. USD LIBOR + 1.25%), 03/26/2021(c)	510,000	509,873
MassMutual Global Funding II, 2.50%, 04/13/2022(b)	7,500,000	7,780,519
		8,290,392
Oil & Gas Exploration & Production-0.49%
Apache Corp., 3.63%, 02/01/2021	1,626,000	1,632,016
ConocoPhillips, 1.29% (3 mo. USD LIBOR + 0.90%), 05/15/2022(c)	11,853,000	11,945,787
		13,577,803
Oil & Gas Refining & Marketing-0.07%
Phillips 66, 0.96% (3 mo. USD LIBOR + 0.60%), 02/26/2021(c)	1,900,000	1,900,084
Oil & Gas Storage & Transportation-1.83%
Enterprise Products Operating LLC, 2.80%, 02/15/2021	19,753,000	19,995,559
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Kinder Morgan Energy Partners L.P., 5.30%, 09/15/2020	$16,742,000	$16,833,739
Kinder Morgan, Inc., 5.00%, 02/15/2021(b)	8,794,000	8,960,405
MPLX L.P., 1.41% (3 mo. USD LIBOR + 1.10%), 09/09/2022(c)	2,844,000	2,818,269
Williams Cos., Inc. (The), 4.13%, 11/15/2020	2,000,000	2,001,889
		50,609,861
Packaged Foods & Meats-1.51%
General Mills, Inc.
0.81% (3 mo. USD LIBOR + 0.54%), 04/16/2021(c)	8,100,000	8,123,996
3.20%, 04/16/2021	6,000,000	6,115,559
Mondelez International Holdings Netherlands B.V.
2.00%, 10/28/2021(b)	18,052,000	18,368,681
2.13%, 09/19/2022(b)	8,995,000	9,311,863
		41,920,099
Pharmaceuticals-1.56%
Bayer US Finance II LLC (Germany), 0.93% (3 mo. USD LIBOR + 0.63%), 06/25/2021(b)(c)	13,606,000	13,641,228
Bristol-Myers Squibb Co., 0.59% (3 mo. USD LIBOR + 0.20%), 11/16/2020(c)	7,500,000	7,503,355
GlaxoSmithKline Capital PLC (United Kingdom), 0.77% (3 mo. USD LIBOR + 0.35%), 05/14/2021(c)	6,757,000	6,772,574
Mylan N.V., 3.15%, 06/15/2021	15,000,000	15,309,011
		43,226,168
Restaurants-0.39%
McDonald’s Corp., 0.68% (3 mo. USD LIBOR + 0.43%), 10/28/2021(c)	10,652,000	10,678,919
Retail REITs-0.48%
Realty Income Corp., 3.25%, 10/15/2022	3,798,000	3,992,299
WEA Finance LLC/Westfield UK & Europe Finance PLC (France), 3.25%, 10/05/2020(b)	9,397,000	9,404,103
		13,396,402
Semiconductors-0.44%
Analog Devices, Inc., 2.50%, 12/05/2021	11,789,000	12,087,040
Soft Drinks-0.46%
Keurig Dr Pepper, Inc., 3.55%, 05/25/2021	12,500,000	12,815,705
Technology Hardware, Storage & Peripherals-1.04%
Apple, Inc., 0.75%, 05/11/2023	7,143,000	7,228,981
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	10,000,000	10,031,831
1.00% (3 mo. USD LIBOR + 0.68%), 03/12/2021(c)	4,580,000	4,587,615
1.02% (3 mo. USD LIBOR + 0.72%), 10/05/2021(c)	7,059,000	7,059,972
		28,908,399
Trading Companies & Distributors-0.45%
Air Lease Corp., 3.50%, 01/15/2022	12,260,000	12,406,660

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
Trucking-0.40%
Aviation Capital Group LLC
1.30% (3 mo. USD LIBOR + 0.95%), 06/01/2021(b)(c)	$9,574,000	$9,269,582
0.94% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(c)	1,775,000	1,688,410
		10,957,992
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,236,082,365)		1,246,981,726

Asset-Backed Securities-14.83%
ABPCI Direct Lending Fund CLO I LLC (Cayman Islands), Series 2017-1A, Class A1, 2.05% (3 mo. USD LIBOR + 1.78%), 07/20/2029(b)(c)	1,800,000	1,769,067
ACIS CLO Ltd. (Cayman Islands), Series 2015-6A, Classs A1, 2.28% (3 mo. USD LIBOR + 1.59%), 05/01/2027(b)(c)	858,594	854,840
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87%, 11/08/2021	375,722	375,882
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(e)	6,708,557	6,760,739
Angel Oak Mortgage Trust I LLC
Series 2019-1, Class A1, 3.92%, 11/25/2048(b)(e)	6,324,919	6,478,814
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(e)	6,685,638	6,875,992
Series 2019-4, Class A1, 2.99%, 07/26/2049(b)(e)	5,102,954	5,174,459
Atrium XIII (Cayman Islands), Series 13A, Class A1, 1.44% (3 mo. USD LIBOR + 1.18%), 11/21/2030(b)(c)	3,000,000	2,954,656
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 1.25% (3 mo. USD LIBOR + 0.98%), 07/17/2026(b)(c)	2,598,692	2,584,663
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 1.59% (3 mo. USD LIBOR + 1.05%), 08/05/2027(b)(c)	9,000,000	8,953,001
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 0.31% (1 mo. USD LIBOR + 0.14%), 11/25/2036(c)	1,701,099	1,622,481
BMW Vehicle Owner Trust, Series 2020-A, Class A2, 0.39%, 02/27/2023	4,625,000	4,627,156
CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.93%, 03/15/2022	1,248,309	1,251,888
CBAM Ltd. (Cayman Islands), Series 2018-5A, Class A, 1.29% (3 mo. USD LIBOR + 1.02%), 04/17/2031(b)(c)	6,250,000	6,089,143
Chesapeake Funding II LLC (Canada), Series 2018-3A, Class A1, 3.39%, 01/15/2031(b)	4,281,728	4,425,604
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 1.53% (1 mo. USD LIBOR + 1.35%), 10/25/2037(b)(c)	1,579,450	1,585,042
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.71%, 03/25/2049(b)(e)	1,648,868	1,674,676
	Principal Amount	Value

Series 2019-4, Class A1, 2.58%, 11/25/2049(b)(e)	$8,466,852	$8,547,289
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(e)	10,135,168	10,263,078
Countrywide Asset-Backed Ctfs.
Series 2004-SD2, Class M1, 0.80% (1 mo. USD LIBOR + 0.62%), 06/25/2033(b)(c)	240,822	238,040
Series 2006-6, Class 1A1, 0.34% (1 mo. USD LIBOR + 0.17%), 09/25/2036(c)	1,768,909	1,748,118
Crown Point CLO III Ltd. (Cayman Islands), Series 2015-3A, Class A2R, 1.73% (3 mo. USD LIBOR + 1.45%), 12/31/2027(b)(c)	2,000,000	1,959,282
CSMC, Series 2014-2R, Class 27A1, 0.39% (1 mo. USD LIBOR + 0.20%), 02/27/2046(b)(c)	174,441	170,902
CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 0.89% (1 mo. USD LIBOR + 0.72%), 07/25/2034(c)	1,888,178	1,848,886
Deephaven Residential Mortgage Trust
Series 2019-1A, Class A1, 3.74%, 01/25/2059(b)(e)	5,279,777	5,321,137
Series 2019-2A, Class A1, 3.56%, 04/25/2059(b)(e)	4,413,078	4,436,857
Diamond CLO Ltd. (Cayman Islands), Series 2019-1A, Class A1, 1.85% (3 mo. USD LIBOR + 1.60%), 04/25/2029(b)(c)	12,000,000	11,913,110
Discover Card Execution Note Trust, Series 2019-A2, Class A, 0.45% (1 mo. USD LIBOR + 0.27%), 12/15/2023(c)	7,500,000	7,520,559
DT Auto Owner Trust, Series 2019-3A, Class A, 2.55%, 08/15/2022(b)	1,988,227	1,997,701
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(e)	6,562,439	6,605,847
Enterprise Fleet Financing LLC, Series 2019-1, Class A2, 2.98%, 10/20/2024(b)	3,254,447	3,311,695
Fortress Credit Opportunities IX CLO Ltd. (Cayman Islands), Series 2017-9A, Class A1T, 1.94% (3 mo. USD LIBOR + 1.55%), 11/15/2029(b)(c)	2,000,000	1,966,175
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1, 1.98% (3 mo. USD LIBOR + 1.70%), 07/15/2030(b)(c)	9,000,000	8,776,202
Galaxy XXII CLO Ltd. (Cayman Islands), Series 2016-22A, Class A1R, 1.27% (3 mo. USD LIBOR + 1.00%), 07/16/2028(b)(c)	5,000,000	4,940,575
GCAT LLC, Series 2019-NQM1, Class A1, 2.99%, 02/25/2059(b)(f)	10,501,693	10,659,145
GCAT Trust, Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(f)	9,822,851	9,955,427
Goldentree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class A, 1.42% (3 mo. USD LIBOR + 1.15%), 11/28/2030(b)(c)	10,000,000	9,821,267
Golub Capital BDC CLO LLC, Series 2014-1A, Class BR, 1.65% (3 mo. USD LIBOR + 1.40%), 04/25/2026(b)(c)	1,000,000	985,387
Golub Capital Partners CLO 16 Ltd. (Cayman Islands), Series 2013-16A, Class A1R, 1.94% (3 mo. USD LIBOR + 1.70%), 07/25/2029(b)(c)	4,800,000	4,692,689

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value

Golub Capital Partners CLO 36M Ltd. (Cayman Islands), Series 2018-36A, Class A, 1.84% (3 mo. USD LIBOR + 1.30%), 02/05/2031(b)(c)	$5,000,000	$4,807,146
Golub Capital Partners CLO 39B Ltd. (Cayman Islands), Series 2018-39A, Class A1, 1.42% (3 mo. USD LIBOR + 1.15%), 10/20/2028(b)(c)	10,000,000	9,940,453
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class A, 1.03% (1 mo. USD LIBOR + 0.85%), 07/15/2032(b)(c)	12,200,000	11,738,908
GSAMP Trust, Series 2005-HE6, Class M1, 0.63% (1 mo. USD LIBOR + 0.44%), 11/25/2035(c)	463,488	464,676
Halcyon Loan Advisors Funding Ltd. (Cayman Islands), Series 2012-1A, Class B, 3.39% (3 mo. USD LIBOR + 3.00%), 08/15/2023(b)(c)	540,178	539,950
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(b)(e)	6,916,260	7,038,969
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.56% (1 mo. USD LIBOR + 0.39%), 01/25/2036(c)	2,500,000	2,455,484
Hunt CRE Ltd. (Cayman Islands), Series 2017-FL1, Class A, 1.18% (1 mo. USD LIBOR + 1.00%), 08/15/2034(b)(c)	4,746,752	4,689,421
KKR CLO 21 Ltd. (Cayman Islands), Series A, 1.28% (3 mo. USD LIBOR + 1.00%), 04/15/2031(b)(c)	2,000,000	1,941,634
Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 0.39% (1 mo. USD LIBOR + 0.22%), 04/25/2037(c)	1,959,051	1,930,373
Navient Private Education Refi Loan Trust
Series 2019-A, Class A1, 3.03%, 01/15/2043(b)	275,390	276,042
Series 2019-FA, Class A1, 2.18%, 08/15/2068(b)	3,177,406	3,193,971
Series 2020-FA, Class A, 1.22%, 07/15/2069(b)	7,500,000	7,535,495
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 1.28% (3 mo. USD LIBOR + 1.03%), 01/28/2030(b)(c)	10,000,000	9,843,282
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1, 1.67% (1 mo. USD LIBOR + 1.50%), 06/25/2057(b)(c)	807,377	805,506
Series 2019-NQM3, Class A1, 2.80%, 07/25/2049(b)(e)	8,904,296	9,051,459
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(e)	9,977,526	10,121,999
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(e)	5,252,879	5,363,289
Newstar Commercial Loan Funding LLC, Series 2017-1A, Class BN, 2.81% (3 mo. USD LIBOR + 2.50%), 03/20/2027(b)(c)	2,500,000	2,482,063
NextGear Floorplan Master Owner Trust
Series 2019-1A, Class A1, 0.83% (1 mo. USD LIBOR + 0.65%), 02/15/2024(b)(c)	12,750,000	12,506,237
Series 2019-2A, Class A1, 0.88% (1 mo. USD LIBOR + 0.70%), 10/15/2024(b)(c)	10,000,000	9,655,402
	Principal Amount	Value

NXT Capital CLO LLC, Series 2017-1A, Class A, 2.84% (3 mo. USD LIBOR + 1.70%), 04/20/2029(b)(c)	$7,500,000	$7,283,946
OBX Trust, Series 2018-EXP1, Class 2A1, 1.02% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(c)	2,188,480	2,181,517
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 1.39% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(c)	6,750,000	6,667,780
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 1.24% (3 mo. USD LIBOR + 1.00%), 01/25/2031(b)(c)	5,000,000	4,884,025
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 1.42% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(c)	9,953,976	9,780,096
Recette CLO Ltd. (Cayman Islands), Series 2015-1A, Class BR, 1.57% (3 mo. USD LIBOR + 1.30%), 10/20/2027(b)(c)	2,000,000	1,947,843
Residential Mortgage Loan Trust
Series 2019-1, Class A1, 3.94%, 10/25/2058(b)(e)	6,080,727	6,146,905
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(e)	9,381,081	9,563,163
Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(e)	6,208,904	6,311,242
SoFi Professional Loan Program LLC, Series 2019-B, Class A1FX, 2.78%, 08/17/2048(b)	2,167,942	2,183,618
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(e)	6,723,653	6,793,561
Sudbury Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1R, 1.92% (3 mo. USD LIBOR + 1.65%), 01/17/2026(b)(c)	2,500,000	2,467,478
Tesla Auto Lease Trust, Series 2020-A, Class A2, 0.55%, 05/22/2023(b)	2,250,000	2,249,753
TICP CLO II-2 Ltd. (Cayman Islands), Series 2018-IIA, Class A1, 1.11% (3 mo. USD LIBOR + 0.84%), 04/20/2028(b)(c)	10,661,213	10,485,303
Venture XII CLO Ltd. (Cayman Islands), Series 2012-12A, Class ARR, 1.17% (3 mo. USD LIBOR + 0.80%), 02/28/2026(b)(c)	3,351,928	3,317,001
Venture XVI CLO Ltd. (Cayman Islands), Series 2014-16A, Class ARR, 1.13% (3 mo. USD LIBOR + 0.85%), 01/15/2028(b)(c)	1,269,431	1,246,403
Verus Securitization Trust
Series 2019-1, Class A1, 3.84%, 02/25/2059(b)(e)	6,260,655	6,389,252
Series 2019-2, Class A1, 3.21%, 05/25/2059(b)(e)	5,586,331	5,705,092
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(f)	13,451,411	13,667,930
Woodmont Trust, Series 2017-2A, Class A, 2.07% (3 mo. USD LIBOR + 1.80%), 07/18/2028(b)(c)	3,600,000	3,557,929
Total Asset-Backed Securities (Cost $411,571,525)		410,949,067
U.S. Treasury Securities-2.45%
U.S. Treasury Bills-1.73%
0.21%, 10/08/2020(g)	4,500,000	4,499,258

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Treasury Bills-(continued)
0.15%, 12/01/2020(g)	$6,400,000	$6,398,293
0.14%, 07/15/2021(g)	37,000,000	36,961,772
		47,859,323
U.S. Treasury Notes-0.72%
0.13%, 05/15/2023	20,000,000	20,005,859
Total U.S. Treasury Securities (Cost $67,743,409)		67,865,182

Municipal Obligations-0.49%
New York (State of) Housing Finance Agency (222 East 44th Street Housing), Series 2016 B, VRD RB, (LOC - Bank of China Ltd.), 0.21%, 05/01/2050(h)(i) (Cost $13,610,000)	13,610,000	13,610,000
Variable Rate Senior Loan Interests-0.06%(j)(k)
Aerospace & Defense-0.06%
Fly Funding II S.a.r.l. (Ireland), Term Loan B, 2.20% (3 mo. USD LIBOR + 1.75%), 08/09/2025 (Cost $1,900,881)	1,905,220	1,640,871

Commercial Paper-30.38%
American Honda Finance Corp.
0.60%, 09/11/2020(g)	12,000,000	11,993,742
0.78%, 10/21/2020(g)	5,000,000	4,993,543
Anglesea Funding LLC, 0.25%, 09/01/2020(b)(g)	15,500,000	15,497,685
AstraZeneca PLC, 2.06%, 10/28/2020(b)(g)	17,000,000	16,981,382
Aviation Capital Group LLC, 0.84%, 08/07/2020(b)(g)	10,000,000	9,999,388
Bayer Corp., 2.42%, 08/03/2020(b)(g)	10,000,000	9,999,846
Boeing Co. (The)
2.19%, 11/17/2020(b)(g)	10,000,000	9,958,096
2.19%, 11/18/2020(b)(g)	12,400,000	12,347,524
BP Capital Markets PLC, 1.33%, 10/22/2020(b)(g)	10,000,000	9,993,867
Bunge Asset Funding Corp., 0.95%, 12/04/2020(b)(g)	25,000,000	24,921,925
CommonSpirit Health
1.31%, 10/07/2020(g)	30,000,000	29,982,377
1.21%, 10/22/2020(g)	17,000,000	16,986,635
Daimler Finance North America LLC, 1.20%, 08/03/2020(b)(g)	15,000,000	14,999,769
Enable Midstream Partners L.P., 1.00%, 08/17/2020(b)(g)	25,000,000	24,970,155
Enbridge US, Inc.
0.55%, 08/03/2020(b)(g)	20,000,000	19,999,692
0.59%, 10/01/2020(b)(g)	23,100,000	23,088,900
Enel Finance America LLC
0.55%, 08/12/2020(b)(g)	12,500,000	12,499,308
0.60%, 08/21/2020(b)(g)	12,500,000	12,498,724
ENGIE S.A., 0.40%, 08/13/2020(b)(g)	40,000,000	39,990,250
Eni Finance USA, Inc.
0.78%, 10/01/2020(b)(g)	25,000,000	24,965,685
0.70%, 10/15/2020(b)(g)	14,000,000	13,976,030
Entergy Corp.
0.50%, 08/14/2020(b)(g)	15,200,000	15,197,612
0.50%, 09/02/2020(b)(g)	15,000,000	14,993,551
	Principal Amount	Value

ETP Legacy L.P.
0.70%, 08/03/2020(b)(g)	$45,000,000	$44,990,025
0.70%, 08/04/2020(b)(g)	40,000,000	39,988,227
General Motors Financial Co., Inc., 0.65%, 08/07/2020(b)(g)	3,600,000	3,599,570
Glencore Funding LLC
0.50%, 08/12/2020(b)(g)	18,650,000	18,647,563
0.50%, 08/14/2020(b)(g)	17,000,000	16,997,389
Harley-Davidson Financial Services, Inc.
0.50%, 10/06/2020(b)(g)	15,000,000	14,991,932
0.81%, 04/06/2021(b)(g)	4,000,000	3,951,473
HSBC USA, Inc., 0.55%, 02/01/2021(b)(g)	35,000,000	34,951,078
Hyundai Capital America, 0.65%, 08/11/2020(b)(g)	11,800,000	11,799,026
Jabil, Inc.
0.82%, 08/03/2020(b)(g)	15,000,000	14,996,675
0.80%, 08/14/2020(b)(g)	12,000,000	11,988,165
0.65%, 08/17/2020(b)(g)	12,500,000	12,485,090
0.95%, 08/25/2020(b)(g)	23,500,000	23,458,679
Molson Coors Beverage Co., 0.80%, 10/13/2020(b)(g)	25,000,000	24,984,429
Motiva Enterprises LLC, 0.60%, 08/25/2020(g)	10,900,000	10,898,577
NatWest Markets PLC, Series G, 2.27%, 01/07/2021(b)(g)	10,000,000	9,980,533
Noble Energy, Inc., 0.50%–0.60%, 08/06/2020(b)(g)	13,000,000	12,999,599
Shell International Finance B.V., 2.11%, 02/02/2021(b)(g)	12,275,000	12,254,515
Starbucks Corp., 1.93%, 01/29/2021(b)(g)	20,000,000	19,879,880
Suncor Energy, Inc.
1.71%, 08/06/2020(b)(g)	4,600,000	4,599,858
0.75%, 09/09/2020(b)(g)	15,000,000	14,996,200
Swedbank AB, 1.56%, 11/17/2020(g)	20,000,000	19,989,221
WEC Energy Group, Inc., 0.22%, 08/06/2020(b)(g)	20,389,000	20,388,371
WGL Holdings, Inc., 0.45%, 08/11/2020(b)(g)	10,000,000	9,998,961
White Plains Capital Co. LLC
0.75%, 08/18/2020(b)(g)	7,700,000	7,698,576
1.00%, 09/09/2020(b)(g)	15,000,000	14,992,367
1.31%, 01/12/2021(b)(g)	14,500,000	14,472,087
Total Commercial Paper (Cost $841,166,890)		841,813,752
	Repurchase Amount
Repurchase Agreements-5.41%(l)
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by U.S. government sponsored agency obligations, domestic and foreign agency and non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $280,478,528; 0.00% - 9.25%; 08/26/2020 - 03/01/2097), 0.73%(m)	-	50,000,000

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2020
(Unaudited)
	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 03/02/2020 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic and foreign non-agency mortgage-backed securities valued at $132,812,777; 0.44% - 6.25%; 03/15/2021 - 12/22/2069), 0.63%(m)	$-	$25,000,000
Nomura Securities International, Inc., joint term agreement dated 07/30/2020, aggregate maturing value of $50,000,000 (collateralized by domestic non-agency mortgage-backed securities valued at $55,000,002; 0.00%; 02/25/2049), 1.06%, 11/27/2020(c)	25,000,000	25,000,000
Societe Generale, joint open agreement dated 11/05/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $109,793,568; 0.30% - 12.00%; 08/15/2020 - 10/07/2079), 0.78%(m)	-	50,000,000
Total Repurchase Agreements (Cost $150,000,000)		150,000,000
	Principal Amount
Certificates of Deposit-1.63%
Diversified Banks-1.63%
Standard Chartered Bank (United Kingdom), 0.78% (3 mo. USD LIBOR + 0.28%), 11/06/2020(c)	20,000,000	20,015,120
Sumitomo Mitsui Banking Corp. (Japan), 0.70%, 07/08/2022	25,000,000	24,996,901
		45,012,021
Total Certificates of Deposit (Cost $44,978,800)		45,012,021
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $2,767,053,870)		2,777,872,619
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.11%
Invesco Private Government Fund, 0.06%(n)(o)(p)	2,260,218	$2,260,218
Invesco Private Prime Fund, 0.15%(n)(o)(p)	822,575	822,739
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,082,957)		3,082,957
TOTAL INVESTMENTS IN SECURITIES-100.36% (Cost $2,770,136,827)		2,780,955,576
OTHER ASSETS LESS LIABILITIES-(0.36)%		(10,021,452)
NET ASSETS-100.00%		$2,770,934,124

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
BR	-Bearer Shares
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $1,558,831,797, which represented 56.26% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2020.
(d)	All or a portion of this security was out on loan at July 31, 2020.
(e)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2020.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on July 31, 2020.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(k)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(l)	Principal amount equals value at period end.
(m)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	$947,040	$22,650,050	$(23,597,090)	$-	$-	$-	$12,551
Invesco Liquid Assets Portfolio, Institutional Class	315,445	7,074,807	(7,390,014)	-	(238)	-	4,706
Invesco Private Government Fund	-	29,682,838	(27,422,620)	-	-	2,260,218	268
Invesco Private Prime Fund	-	3,584,760	(2,762,189)	-	168	822,739	163
Total	$1,262,485	$62,992,455	$(61,171,913)	$-	$(70)	$3,082,957	$17,688

(o)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Investment Grade ETF (VRIG)
July 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-43.04%
Agricultural & Farm Machinery-0.92%
BAT Capital Corp. (United Kingdom), 1.27% (3 mo. USD LIBOR + 0.88%), 08/15/2022(b)	$3,500,000	$3,510,461
Automobile Manufacturers-3.76%
American Honda Finance Corp., 0.84% (3 mo. USD LIBOR + 0.45%), 02/15/2022(b)	2,500,000	2,503,569
Daimler Finance North America LLC (Germany)
0.80% (3 mo. USD LIBOR + 0.55%), 05/04/2021(b)(c)	2,000,000	1,997,396
1.29% (3 mo. USD LIBOR + 0.90%), 02/15/2022(b)(c)	1,500,000	1,498,653
Ford Motor Credit Co. LLC
1.58% (3 mo. USD LIBOR + 1.27%), 03/28/2022(b)	1,000,000	960,220
1.33% (3 mo. USD LIBOR + 1.08%), 08/03/2022(b)	1,500,000	1,425,279
General Motors Financial Co., Inc.
1.60% (3 mo. USD LIBOR + 1.10%), 11/06/2021(b)	2,000,000	1,993,020
1.62% (3 mo. USD LIBOR + 1.31%), 06/30/2022(b)	1,000,000	999,615
1.29% (3 mo. USD LIBOR + 0.99%), 01/05/2023(b)	1,000,000	975,825
Volkswagen Group of America Finance LLC (Germany), 1.38% (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(c)	2,000,000	1,999,794
		14,353,371
Biotechnology-0.79%
AbbVie, Inc., 1.02% (3 mo. USD LIBOR + 0.65%), 11/21/2022(b)(c)	3,000,000	3,012,281
Brewers-0.77%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 1.01% (3 mo. USD LIBOR + 0.74%), 01/12/2024(b)	2,925,000	2,944,987
Consumer Finance-0.26%
Capital One Financial Corp., 0.99% (3 mo. USD LIBOR + 0.72%), 01/30/2023(b)	1,000,000	998,405
Distillers & Vintners-0.25%
Constellation Brands, Inc., 1.09% (3 mo. USD LIBOR + 0.70%), 11/15/2021(b)	966,000	966,116
Diversified Banks-16.09%
Banco Santander S.A. (Spain), 1.83% (3 mo. USD LIBOR + 1.56%), 04/11/2022(b)	5,200,000	5,240,074
Bank of America Corp.
1.26% (3 mo. USD LIBOR + 1.00%), 04/24/2023(b)	3,281,000	3,312,437
1.12% (3 mo. USD LIBOR + 0.79%), 03/05/2024(b)	1,250,000	1,255,070
1.02% (3 mo. USD LIBOR + 0.77%), 02/05/2026(b)	1,042,000	1,036,193
Barclays PLC (United Kingdom)
1.90% (3 mo. USD LIBOR + 1.63%), 01/10/2023(b)	2,000,000	2,009,957
1.82% (3 mo. USD LIBOR + 1.43%), 02/15/2023(b)	2,000,000	2,005,323
BPCE S.A. (France), 1.58% (3 mo. USD LIBOR + 1.22%), 05/22/2022(b)(c)	4,000,000	4,038,897
	Principal Amount	Value
Diversified Banks-(continued)
Capital One N.A., 1.42% (3 mo. USD LIBOR + 1.15%), 01/30/2023(b)	$3,750,000	$3,767,200
Citigroup, Inc.
0.96% (SOFR + 0.87%), 11/04/2022(b)	2,500,000	2,503,576
1.21% (3 mo. USD LIBOR + 0.95%), 07/24/2023(b)(d)	1,500,000	1,507,230
1.37% (3 mo. USD LIBOR + 1.02%), 06/01/2024(b)	4,010,000	4,032,737
ING Groep N.V. (Netherlands), 1.30% (3 mo. USD LIBOR + 1.00%), 10/02/2023(b)	3,500,000	3,537,891
JPMorgan Chase & Co.
1.49% (3 mo. USD LIBOR + 1.23%), 10/24/2023(b)	1,900,000	1,930,107
Series I, 3.74% (3 mo. USD LIBOR + 3.47%)(b)(e)	978,000	939,003
Series V, 3.62% (3 mo. USD LIBOR + 3.32%)(b)(e)	2,500,000	2,344,721
Mizuho Financial Group, Inc. (Japan), 1.11% (3 mo. USD LIBOR + 0.84%), 07/16/2023(b)	2,500,000	2,502,481
Natwest Group PLC (United Kingdom)
1.86% (3 mo. USD LIBOR + 1.47%), 05/15/2023(b)	4,000,000	4,019,850
1.85% (3 mo. USD LIBOR + 1.55%), 06/25/2024(b)	2,000,000	2,010,017
NatWest Markets PLC (United Kingdom), 1.71% (3 mo. USD LIBOR + 1.40%), 09/29/2022(b)(c)	2,500,000	2,512,237
Nordea Bank Abp (Finland), 1.30% (3 mo. USD LIBOR + 0.94%), 08/30/2023(b)(c)	2,987,000	2,996,245
Standard Chartered PLC (United Kingdom)
1.51% (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(c)	1,667,000	1,672,326
1.42% (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(c)	3,316,000	3,324,837
Truist Bank, 0.83% (SOFR + 0.73%), 03/09/2023(b)	2,000,000	2,005,954
USB Realty Corp., 1.42% (3 mo. USD LIBOR + 1.15%)(b)(c)(e)	1,100,000	879,170
		61,383,533
Health Care Distributors-1.05%
Cardinal Health, Inc., 1.08% (3 mo. USD LIBOR + 0.77%), 06/15/2022(b)	4,000,000	4,005,324
Health Care Equipment-1.11%
Becton, Dickinson and Co., 1.35% (3 mo. USD LIBOR + 1.03%), 06/06/2022(b)	4,225,000	4,243,590
Health Care Services-2.52%
Cigna Corp., 1.17% (3 mo. USD LIBOR + 0.89%), 07/15/2023(b)	4,543,000	4,586,321
CVS Health Corp., 1.03% (3 mo. USD LIBOR + 0.72%), 03/09/2021(b)	5,000,000	5,019,662
		9,605,983
Household Products-0.72%
Reckitt Benckiser Treasury Services PLC (United Kingdom), 0.86% (3 mo. USD LIBOR + 0.56%), 06/24/2022(b)(c)	2,750,000	2,749,454
Integrated Oil & Gas-0.25%
Occidental Petroleum Corp., 1.68% (3 mo. USD LIBOR + 1.25%), 08/13/2021(b)	1,000,000	968,033
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
Integrated Telecommunication Services-2.83%
AT&T, Inc.
1.31% (3 mo. USD LIBOR + 0.89%), 02/15/2023(b)	$2,669,000	$2,672,937
1.50% (3 mo. USD LIBOR + 1.18%), 06/12/2024(b)	3,832,000	3,890,014
Verizon Communications, Inc., 1.49% (3 mo. USD LIBOR + 1.10%), 05/15/2025(b)	4,127,000	4,226,486
		10,789,437
Interactive Media & Services-0.30%
Tencent Holdings Ltd. (China), 0.88% (3 mo. USD LIBOR + 0.61%), 01/19/2023(b)(c)	1,143,000	1,134,793
Investment Banking & Brokerage-3.76%
Goldman Sachs Group, Inc. (The)
1.38% (3 mo. USD LIBOR + 1.05%), 06/05/2023(b)	2,500,000	2,516,752
1.26% (3 mo. USD LIBOR + 1.00%), 07/24/2023(b)	4,500,000	4,528,334
2.00% (3 mo. USD LIBOR + 1.75%), 10/28/2027(b)	1,220,000	1,259,479
Morgan Stanley
1.19% (3 mo. USD LIBOR + 0.93%), 07/22/2022(b)	2,500,000	2,515,268
0.80% (SOFR + 0.70%), 01/20/2023(b)	3,500,000	3,509,455
		14,329,288
Life & Health Insurance-1.66%
Athene Global Funding, 1.53% (3 mo. USD LIBOR + 1.23%), 07/01/2022(b)(c)	5,300,000	5,321,879
Jackson National Life Global Funding, 1.04% (3 mo. USD LIBOR + 0.73%), 06/27/2022(b)(c)	1,000,000	1,006,891
		6,328,770
Multi-Utilities-1.31%
Sempra Energy, 0.76% (3 mo. USD LIBOR + 0.45%), 03/15/2021(b)	5,000,000	5,009,368
Oil & Gas Exploration & Production-0.40%
ConocoPhillips, 1.29% (3 mo. USD LIBOR + 0.90%), 05/15/2022(b)(d)	1,500,000	1,511,742
Oil & Gas Storage & Transportation-0.24%
MPLX L.P., 1.41% (3 mo. USD LIBOR + 1.10%), 09/09/2022(b)	914,000	905,731
Packaged Foods & Meats-1.04%
General Mills, Inc., 1.28% (3 mo. USD LIBOR + 1.01%), 10/17/2023(b)	3,937,000	3,981,300
Pharmaceuticals-1.25%
Bayer US Finance II LLC (Germany)
0.93% (3 mo. USD LIBOR + 0.63%), 06/25/2021(b)(c)	3,395,000	3,403,790
1.32% (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(c)	1,355,000	1,361,314
		4,765,104
Technology Hardware, Storage & Peripherals-0.52%
Dell International LLC/EMC Corp., 5.88%, 06/15/2021(c)	1,986,000	1,990,965
Trading Companies & Distributors-0.79%
BOC Aviation Ltd. (Singapore), 1.41% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(c)	3,082,000	3,018,218
	Principal Amount	Value
Trucking-0.45%
Aviation Capital Group LLC, 1.30% (3 mo. USD LIBOR + 0.95%), 06/01/2021(b)(c)	$1,777,000	$1,720,498
Total U.S. Dollar Denominated Bonds & Notes (Cost $164,463,574)		164,226,752

Asset-Backed Securities-19.04%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 3.83%, 02/25/2035(f)	216,247	215,787
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class B, 1.53% (1 mo. USD LIBOR + 1.35%), 04/15/2036(b)(c)	4,000,000	3,759,759
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 1.49% (1 mo. USD LIBOR + 1.31%), 11/25/2034(b)(c)	3,250,000	3,116,291
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 3.81%, 10/25/2033(f)	251,082	248,181
Series 2003-8, Class 4A1, 4.01%, 01/25/2034(f)	229,203	230,054
BFLD Trust, Series 2019-DPLO, Class A, 1.27% (1 mo. USD LIBOR + 1.09%), 10/15/2034(b)(c)	1,500,000	1,452,050
BX Trust, Series 2018-GW, Class A, 0.98% (1 mo. USD LIBOR + 0.80%), 05/15/2035(b)(c)	4,500,000	4,338,848
Capital One Multi-Asset Execution Trust, Series 2016-A2, Class A2, 0.81% (1 mo. USD LIBOR + 0.63%), 02/15/2024(b)	250,000	250,949
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class A, 0.97% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(c)	936,382	935,440
Series 2017-BIOC, Class B, 1.15% (1 mo. USD LIBOR + 0.97%), 07/15/2032(b)(c)	1,370,315	1,365,629
Commercial Mortgage Trust
Series 2014-FL5, Class B, 1.57% (1 mo. USD LIBOR + 2.15%), 10/15/2031(b)(c)	95,692	92,701
Series 2019-521F, Class C, 1.48% (1 mo. USD LIBOR + 1.30%), 06/15/2034(b)(c)	4,000,000	3,803,318
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 0.82% (1 mo. USD LIBOR + 0.65%), 09/25/2042(b)(c)	841,051	829,234
Series 2018-AGS, Class A2, 0.67% (1 mo. USD LIBOR + 0.50%), 02/25/2044(b)(c)	1,625,157	1,602,325
Credit Suisse Mortgage Capital Ctfs., Series 2019-ICE4, Class B, 1.41% (1 mo. USD LIBOR + 1.23%), 05/15/2036(b)(c)	4,000,000	3,985,160
CSWF, Series 2018-TOP, Class B, 1.48% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(c)	2,400,000	2,311,141
DBGS Mortgage Trust, Series 2018-5BP, Class B, 1.01% (1 mo. USD LIBOR + 0.83%), 06/15/2033(b)(c)	3,000,000	2,942,038
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1, 3.56%, 04/25/2059(c)(f)	552,274	555,250
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A2I, 2.24% (3 mo. USD LIBOR + 1.25%), 07/25/2047(b)(c)	4,556,163	4,575,457
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 0.97% (1 mo. USD LIBOR + 0.80%), 10/25/2056(b)(c)	666,618	650,735

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value

Home Equity Asset Trust, Series 2004-5, Class M2, 1.13% (1 mo. USD LIBOR + 0.95%), 11/25/2034(b)	$1,106,896	$1,081,337
Home Partners of America Trust
Series 2017-1, Class A, 1.00% (1 mo. USD LIBOR + 0.82%), 07/17/2034(b)(c)	1,326,396	1,317,730
Series 2018-1, Class B, 1.28% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(c)	1,760,000	1,740,145
Invitation Homes Trust
Series 2017-SFR2, Class A, 1.03% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(c)	1,817,176	1,806,291
Series 2017-SFR2, Class C, 1.63% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(c)	5,620,000	5,601,332
Series 2018-SFR1, Class B, 1.13% (1 mo. USD LIBOR + 0.95%), 03/17/2037(b)(c)	1,000,000	989,965
Series 2018-SFR4, Class C, 1.58% (1 mo. USD LIBOR + 1.40%), 01/17/2038(b)(c)	3,000,000	2,997,532
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 0.81% (1 mo. USD LIBOR + 0.64%), 10/25/2028(b)	209,477	204,975
Series 2005-A2, Class A5, 3.78%, 02/25/2035(f)	82,830	84,223
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 1.03% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(c)	2,200,000	2,165,998
OBX Trust
Series 2018-EXP1, Class 2A1, 1.02% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(c)	2,290,270	2,282,983
Series 2018-EXP2, Class 2A2, 1.12% (1 mo. USD LIBOR + 0.95%), 07/25/2058(b)(c)	1,905,585	1,917,119
Series 2019-EXP1, Class 2A2, 1.32% (1 mo. USD LIBOR + 1.15%), 01/25/2059(b)(c)	757,760	751,482
Series 2019-EXP2, Class 2A2, 1.37% (1 mo. USD LIBOR + 1.20%), 06/25/2059(b)(c)	1,569,616	1,553,135
Series 2020-EXP1, Class 2A2, 1.12% (1 mo. USD LIBOR + 0.95%), 02/25/2060(b)(c)	1,374,234	1,354,893
Pennsylvania Higher Education Assistance Agency, Series 2009-2, Class A2, 1.35% (3 mo. USD LIBOR + 1.10%), 01/25/2028(b)	851,385	849,009
Residential Mortgage Loan Trust, Series 2019-1, Class A1, 3.94%, 10/25/2058(c)(f)	1,013,454	1,024,484
Rosslyn Portfolio Trust, Series 2017-ROSS, Class B, 2.24% (1 mo. USD LIBOR + 1.25%), 06/15/2033(b)(c)	853,164	823,478
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 3.67%, 06/25/2034(f)	104,978	102,436
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class A6FL, 1.73% (1 mo. USD LIBOR + 1.55%), 01/15/2059(b)(c)	2,500,000	2,503,334
Series 2018-BXI, Class B, 1.13% (1 mo. USD LIBOR + 0.96%), 12/15/2036(b)(c)	4,304,155	4,246,921
Total Asset-Backed Securities (Cost $73,909,592)		72,659,149
	Principal Amount	Value

Agency Credit Risk Transfer Notes-17.92%
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2M2, 2.62% (1 mo. USD LIBOR + 2.45%), 07/25/2031(b)(c)(g)	$4,797,664	$4,756,672
Series 2019-R02, Class 1M2, 2.48% (1 mo. USD LIBOR + 2.30%), 08/25/2031(b)(c)(g)	2,234,646	2,219,488
Fannie Mae Connecticut Avenue Securities
Series 2014-C02, Class 2M2, 2.77% (1 mo. USD LIBOR + 2.60%), 05/25/2024(b)(g)	2,676,447	2,308,096
Series 2014-C03, Class 1M2, 3.17% (1 mo. USD LIBOR + 3.00%), 07/25/2024(b)(g)	5,283,098	4,202,880
Series 2014-C03, Class 2M2, 3.07% (1 mo. USD LIBOR + 2.90%), 07/25/2024(b)(g)	2,919,701	2,458,342
Series 2015-C02, Class 2M2, 4.17% (1 mo. USD LIBOR + 4.00%), 05/25/2025(b)(g)	656,922	668,796
Series 2016-C02, Class 1M2, 6.17% (1 mo. USD LIBOR + 6.00%), 09/25/2028(b)(g)	1,867,540	1,932,684
Series 2017-C03, Class 1M2, 3.17% (1 mo. USD LIBOR + 3.00%), 10/25/2029(b)(g)	4,750,000	4,751,538
Series 2017-C05, Class 1M2, 2.37% (1 mo. USD LIBOR + 2.20%), 01/25/2030(b)(g)	4,963,032	4,846,396
Series 2018-C04, Class 2M2, 2.72% (1 mo. USD LIBOR + 2.55%), 12/25/2030(b)(g)	4,798,560	4,654,989
Series 2018-C06, Class 1M2, 2.17% (1 mo. USD LIBOR + 2.00%), 03/25/2031(b)(g)	4,180,859	4,056,115
Freddie Mac
Series 2014-DN1, Class M2, STACR®, 2.37% (1 mo. USD LIBOR + 2.20%), 02/25/2024(b)(h)	1,206,273	1,209,779
Series 2014-HQ2, Class M2, STACR®, 2.37% (1 mo. USD LIBOR + 2.20%), 09/25/2024(b)(h)	2,106,438	2,124,399
Series 2015-DNA1, Class M3, STACR®, 3.47% (1 mo. USD LIBOR + 3.30%), 10/25/2027(b)(h)	2,540,636	2,581,063
Series 2015-HQ2, Class M2, STACR®, 2.12% (1 mo. USD LIBOR + 1.95%), 05/25/2025(b)(h)	2,519,912	2,531,950
Series 2016-HQA3, Class M2, STACR®, 1.52% (1 mo. USD LIBOR + 1.35%), 03/25/2029(b)(h)	850,228	849,362
Series 2016-HQA4, Class M2, STACR®, 1.47% (1 mo. USD LIBOR + 1.30%), 04/25/2029(b)(h)	14,549	14,545
Series 2018-HQA1, Class M2, STACR®, 2.47% (1 mo. USD LIBOR + 2.30%), 09/25/2030(b)(h)	4,367,648	4,195,927
Series 2018-HQA2, Class M2, STACR®, 2.47% (1 mo. USD LIBOR + 2.30%), 10/25/2048(b)(c)(h)	5,500,000	5,288,596
Series 2018-HRP2, Class M2, STACR®, 1.42% (1 mo. USD LIBOR + 1.25%), 02/25/2047(b)(c)(h)	1,997,746	1,955,651
Series 2019-DNA3, Class M2, STACR®, 2.22% (1 mo. USD LIBOR + 2.05%), 07/25/2049(b)(c)(h)	4,554,439	4,399,943

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value

Series 2019-HQA2, Class M2, STACR®, 2.22% (1 mo. USD LIBOR + 2.05%), 04/25/2049(b)(c)(h)	$3,047,030	$2,945,020
Series 2019-HQA3, Class M2, STACR®, 2.02% (1 mo. USD LIBOR + 1.85%), 09/25/2049(b)(c)(h)	3,546,131	3,423,164
Total Agency Credit Risk Transfer Notes (Cost $72,455,137)		68,375,395
U.S. Treasury Securities-11.68%
U.S. Treasury Floating Rate Notes-11.68%
0.21% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%), 04/30/2022(b) (Cost $44,527,427)	44,500,000	44,557,002
U.S. Government Sponsored Agency Mortgage-Backed Securities-7.76%
Collateralized Mortgage Obligations-6.78%
Fannie Mae REMICs
Series 2011-127, Class FJ, 0.52% (1 mo. USD LIBOR + 0.35%), 09/25/2041(b)	76,779	76,824
Series 2014-92, Class FB, 0.49% (1 mo. USD LIBOR + 0.32%), 01/25/2045(b)	1,304,701	1,287,349
Series 2016-25, Class FL, 0.67% (1 mo. USD LIBOR + 0.50%), 05/25/2046(b)	406,490	407,910
Series 2017-100, Class FM, 0.49% (1 mo. USD LIBOR + 0.32%), 12/25/2047(b)	454,578	453,325
Series 2017-68, Class AF, 0.47% (1 mo. USD LIBOR + 0.30%), 09/25/2047(b)	1,336,694	1,331,842
Freddie Mac Multifamily Structured Pass Through Ctfs.
Series KF35, Class A, 0.51% (1 mo. USD LIBOR + 0.35%), 08/25/2024(b)	970,334	973,382
Series KF35, Class A, 0.55% (1 mo. USD LIBOR + 0.39%), 10/25/2025(b)	3,027,548	3,041,690
Series KF81, Class AS, 0.48% (SOFR + 0.40%), 06/25/2027(b)	5,000,000	5,009,375
Series Q008, Class A, 0.55% (1 mo. USD LIBOR + 0.39%), 10/25/2045(b)	2,693,023	2,702,866
Freddie Mac REMICs
Series 4091, Class JF, 0.68% (1 mo. USD LIBOR + 0.50%), 06/15/2041(b)	310,897	312,954
Series 4547, Class FA, 0.62% (1 mo. USD LIBOR + 0.45%), 09/15/2040(b)	1,067,496	1,071,546
Series 4683, Class FA, 0.52% (1 mo. USD LIBOR + 0.35%), 09/15/2038(b)	1,350,569	1,362,933
Series 4750, Class CF, 0.53% (1 mo. USD LIBOR + 0.35%), 01/15/2048(b)	6,551,995	6,565,724
Series 4770, Class FA, 0.49% (1 mo. USD LIBOR + 0.32%), 08/15/2043(b)	1,280,924	1,292,574
		25,890,294
Federal Home Loan Mortgage Corp. (FHLMC)-0.37%
ARM, 3.59% (1 yr. USD LIBOR + 1.62%), 06/01/2037(b)	307,022	323,190
ARM, 3.56% (1 yr. USD LIBOR + 1.74%), 11/01/2038(b)	561,768	593,253
ARM, 3.70% (1 yr. USD LIBOR + 1.73%), 03/01/2043(b)	480,899	503,760
		1,420,203
	Principal Amount	Value
Federal National Mortgage Association (FNMA)-0.61%
ARM, 3.64% (1 yr. USD LIBOR + 1.64%), 02/01/2035(b)	$56,903	$57,138
ARM, 2.25% (6 mo. USD LIBOR + 1.57%), 07/01/2035(b)	77,701	79,988
ARM, 3.44% (1 yr. U.S. Treasury Yield Curve Rate + 2.32%), 07/01/2035(b)	1,102,996	1,159,416
ARM, 3.96% (1 yr. USD LIBOR + 1.78%), 10/01/2036(b)	404,499	425,455
ARM, 3.78% (1 yr. USD LIBOR + 1.78%), 03/01/2037(b)	223,638	226,413
ARM, 3.51% (1 yr. USD LIBOR + 1.59%), 11/01/2037(b)	358,993	377,047
		2,325,457
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $29,610,268)		29,635,954
	Shares
Exchange-Traded Funds-0.32%
Invesco Variable Rate Preferred ETF(d)(i) (Cost $1,113,000)	50,000	1,228,000
Money Market Funds-0.13%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(i)(j) (Cost $480,073)	480,073	480,073
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $386,559,071)		381,162,325
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.69%
Invesco Private Government Fund, 0.06%(i)(j)(k)	1,985,527	1,985,527
Invesco Private Prime Fund, 0.15%(i)(j)(k)	661,710	661,842
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,647,369)		2,647,369
TOTAL INVESTMENTS IN SECURITIES-100.58% (Cost $389,206,440)		383,809,694
OTHER ASSETS LESS LIABILITIES-(0.58)%		(2,216,083)
NET ASSETS-100.00%		$381,593,611

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
LIBOR	-London Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $140,020,370, which represented 36.69% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at July 31, 2020.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2020.
(g)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(h)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Invesco Variable Rate Preferred ETF	$7,719,000	$1,113,000	$(7,543,333)	$(128,000)	$67,333	$1,228,000	$133,605
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	4,141,764	150,966,785	(154,628,476)	-	-	480,073	14,170
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	7,105,755	(5,120,228)	-	-	1,985,527	115
Invesco Private Prime Fund	-	2,256,257	(1,594,435)	-	20	661,842	72
Total	$11,860,764	$161,441,797	$(168,886,472)	$(128,000)	$67,353	$4,355,442	$147,962

(j)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for Invesco Ultra Short Duration ETF and certain Funds listed below, as of July 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). All of the securities in Invesco Ultra Short Duration ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Balanced Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$8,171,149	$-	$-	$8,171,149
Money Market Funds	39	778,147	-	778,186
Total Investments	$8,171,188	$778,147	$-	$8,949,335
Invesco Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$7,749,522	$-	$-	$7,749,522
Money Market Funds	-	1,147,280	-	1,147,280
Total Investments	$7,749,522	$1,147,280	$-	$8,896,802
Invesco Growth Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$5,620,215	$-	$-	$5,620,215
Money Market Funds	75	683,431	-	683,506
Total Investments	$5,620,290	$683,431	$-	$6,303,721
Invesco Moderately Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$6,770,306	$-	$-	$6,770,306
Money Market Funds	160	770,351	-	770,511
Total Investments	$6,770,466	$770,351	$-	$7,540,817

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$52,414,517	$-	$-	$52,414,517
Money Market Funds	24,957,412	49,789	-	25,007,201
Total Investments in Securities	77,371,929	49,789	-	77,421,718
Other Investments - Assets(a)
Futures Contracts	1,061,099	-	-	1,061,099
Other Investments - Liabilities(a)
Futures Contracts	(155,256)	-	-	(155,256)
Total Other Investments	905,843	-	-	905,843
Total Investments	$78,277,772	$49,789	$-	$78,327,561
Invesco Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$153,863,032	$-	$153,863,032
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	63,514,332	-	63,514,332
U.S. Treasury Securities	-	52,909,824	-	52,909,824
Asset-Backed Securities	-	49,428,545	-	49,428,545
U.S. Government Sponsored Agency Securities	-	3,336,786	-	3,336,786
Municipal Obligations	-	3,084,978	-	3,084,978
Non-U.S. Dollar Denominated Bonds & Notes	-	1,125,361	-	1,125,361
Agency Credit Risk Transfer Notes	-	1,070,452	-	1,070,452
Preferred Stocks	359,499	-	-	359,499
Open Exchanged-Traded Index Options Purchased	169,505	-	-	169,505
Money Market Funds	-	4,099,847	-	4,099,847
Total Investments in Securities	529,004	332,433,157	-	332,962,161
Other Investments - Assets(a)
Futures Contracts	364,233	-	-	364,233
Other Investments - Liabilities(a)
Forward Foreign Currency Contracts	-	(104,232)	-	(104,232)
Futures Contracts	(961,360)	-	-	(961,360)
	(961,360)	(104,232)	-	(1,065,592)
Total Other Investments	(597,127)	(104,232)	-	(701,359)
Total Investments	$(68,123)	$332,328,925	$-	$332,260,802
Invesco Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$164,226,752	$-	$164,226,752
Asset-Backed Securities	-	72,659,149	-	72,659,149
Agency Credit Risk Transfer Notes	-	68,375,395	-	68,375,395
U.S. Treasury Securities	-	44,557,002	-	44,557,002
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	29,635,954	-	29,635,954
Exchange-Traded Funds	1,228,000	-	-	1,228,000
Money Market Funds	480,073	2,647,369	-	3,127,442
Total Investments	$1,708,073	$382,101,621	$-	$383,809,694

(a)	Futures contracts and forward foreign currency contracts are valued at unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.